Putnam Dynamic Asset Allocation Conservative Fund
The fund's portfolio
12/31/22 (Unaudited)

COMMON STOCKS (50.2%)(a)
	Shares	Value
Basic materials (2.1%)
AdvanSix, Inc.	1,254	$47,677
Alcoa Corp.	5,440	247,357
American Vanguard Corp.	772	16,760
American Woodmark Corp.(NON)	281	13,730
Anglo American PLC (London Exchange) (United Kingdom)	22,799	892,071
Arcosa, Inc.	256	13,911
Atkore, Inc.(NON)	994	112,739
BHP Group, Ltd. (ASE Exchange) (Australia)	27,943	868,111
BHP Group, Ltd. (London Exchange) (Australia)	2,022	62,824
BlueScope Steel, Ltd. (Australia)	19,013	217,994
Boise Cascade Co.	1,204	82,679
Builders FirstSource, Inc.(NON)	3,300	214,104
CF Industries Holdings, Inc.	13,674	1,165,025
Clearwater Paper Corp.(NON)	643	24,312
Codexis, Inc.(NON)	6,655	31,012
Compagnie de Saint-Gobain (France)	9,805	479,131
Constellium SE (France)(NON)	6,346	75,073
Corteva, Inc.	40,922	2,405,395
CRH PLC (Ireland)	38,113	1,509,935
Dow, Inc.	4,296	216,475
Eastman Chemical Co.	6,111	497,680
Eiffage SA (France)	2,324	228,672
Freeport-McMoRan, Inc. (Indonesia)	36,216	1,376,208
Glencore PLC (United Kingdom)	82,720	552,424
Innospec, Inc.	521	53,590
Intrepid Potash, Inc.(NON)	460	13,280
LightWave Logic, Inc.(NON)	4,503	19,408
Linde PLC	1,694	553,885
Minerals Technologies, Inc.	570	34,610
Misumi Group, Inc. (Japan)	1,600	35,099
Mueller Industries, Inc.	1,297	76,523
Nitto Denko Corp. (Japan)	4,000	233,161
NV5 Global, Inc.(NON)	150	19,848
OCI NV (Netherlands)	4,540	162,416
Olin Corp.	4,122	218,219
Orion Engineered Carbons SA (Luxembourg)	1,020	18,166
PotlatchDeltic Corp.(R)	1,760	77,422
PPG Industries, Inc.	5,865	737,465
Reliance Steel & Aluminum Co.	1,000	202,440
Rio Tinto PLC (United Kingdom)	5,306	371,924
Sealed Air Corp.	4,123	205,655
Sensient Technologies Corp.	210	15,313
Sherwin-Williams Co. (The)	4,231	1,004,143
Shin-Etsu Chemical Co., Ltd. (Japan)	4,300	531,602
Simpson Manufacturing Co., Inc.	318	28,194
South32, Ltd. (Australia)	38,265	104,211
Standex International Corp.	255	26,115
Stepan Co.	151	16,075
Sterling Construction Co., Inc.(NON)	837	27,454
TopBuild Corp.(NON)	1,500	234,735
Tronox Holdings PLC Class A	5,486	75,213
Tutor Perini Corp.(NON)	1,139	8,599
UFP Industries, Inc.	1,259	99,776
WestRock Co.	5,830	204,983
Weyerhaeuser Co.(R)	15,282	473,742

		17,234,565
Capital goods (2.8%)
Aerojet Rocketdyne Holdings, Inc.(NON)	2,010	112,419
Albany International Corp. Class A	220	21,690
Allison Transmission Holdings, Inc.	7,500	312,000
American Axle & Manufacturing Holdings, Inc.(NON)	7,642	59,760
ASSA ABLOY AB Class B (Sweden)	4,957	106,267
BAE Systems PLC (United Kingdom)	48,030	497,044
Ball Corp.	8,628	441,236
Barnes Group, Inc.	449	18,342
Belden, Inc.	267	19,197
Carrier Global Corp.	5,720	235,950
Casella Waste Systems, Inc. Class A(NON)	220	17,448
Caterpillar, Inc.	1,100	263,516
CTS Corp.	514	20,262
Cummins, Inc.	760	184,140
Dassault Aviation SA (France)	529	89,584
Deere & Co.	1,835	786,775
Eaton Corp. PLC	1,395	218,945
Emerson Electric Co.	2,100	201,726
Encore Wire Corp.	311	42,781
ESCO Technologies, Inc.	267	23,373
Fortive Corp.	19,975	1,283,394
Franklin Electric Co., Inc.	203	16,189
GEA Group AG (Germany)	4,002	163,646
General Dynamics Corp.	10,000	2,481,100
Gentherm, Inc.(NON)	242	15,800
GrafTech International, Ltd.	12,069	57,448
HEICO Corp.	1,461	224,468
Heritage-Crystal Clean, Inc.(NON)	596	19,358
Hillenbrand, Inc.	1,857	79,238
Honeywell International, Inc.	5,182	1,110,503
Ingersoll Rand, Inc.	14,304	747,384
ITT, Inc.	2,441	197,965
Johnson Controls International PLC	26,403	1,689,792
Kaman Corp.	752	16,770
Legrand SA (France)	5,330	426,885
LKQ Corp.	3,700	197,617
Lockheed Martin Corp.	5,000	2,432,450
Mitsubishi Heavy Industries, Ltd. (Japan)	9,200	366,906
Moog, Inc. Class A	675	59,238
MRC Global, Inc.(NON)	2,561	29,656
MYR Group, Inc.(NON)	189	17,401
National Presto Industries, Inc.	193	13,213
Nordson Corp.	900	213,948
Northrop Grumman Corp.	2,763	1,507,520
O-I Glass, Inc.(NON)	4,617	76,504
Otis Worldwide Corp.	2,600	203,606
Parker Hannifin Corp.	722	210,102
Prysmian SpA (Italy)	4,664	173,043
Raytheon Technologies Corp.	14,515	1,464,853
Republic Services, Inc.	3,500	451,465
Rheinmetall AG (Germany)	2,544	506,656
Ryerson Holding Corp.	1,449	43,847
Shyft Group, Inc. (The)	778	19,341
Spirax-Sarco Engineering PLC (United Kingdom)	1,657	212,643
Sturm Ruger & Co., Inc.	262	13,262
Terex Corp.	2,111	90,182
Tetra Tech, Inc.	1,536	223,012
Textron, Inc.	5,200	368,160
Titan International, Inc.(NON)	1,695	25,967
Titan Machinery, Inc.(NON)	749	29,758
TransDigm Group, Inc.	833	524,498
Waste Connections, Inc.	3,854	510,886
Waste Management, Inc.	1,400	219,632
Watts Water Technologies, Inc. Class A	120	17,548
Zurn Water Solutions Corp.	3,000	63,450

		22,488,759
Communication services (1.5%)
Altice USA, Inc. Class A(NON)	44,400	204,240
American Tower Corp.(R)	19,972	4,231,219
AT&T, Inc.	80,560	1,483,110
Cambium Networks Corp.(NON)	773	16,751
Charter Communications, Inc. Class A(NON)	1,924	652,428
Comcast Corp. Class A	25,925	906,597
Crown Castle, Inc.(R)	1,600	217,024
EchoStar Corp. Class A(NON)	2,061	34,377
KDDI Corp. (Japan)	16,000	485,462
Liberty Latin America, Ltd. Class C (Chile)(NON)	7,833	59,531
Preformed Line Products Co.	101	8,412
SBA Communications Corp.(R)	700	196,217
T-Mobile US, Inc.(NON)	8,565	1,199,100
Telstra Group, Ltd. (Australia)	154,943	420,917
Verizon Communications, Inc.	45,132	1,778,201

		11,893,586
Conglomerates (0.5%)
3M Co.	1,903	228,208
AMETEK, Inc.	9,944	1,389,376
General Electric Co.	2,700	226,233
Marubeni Corp. (Japan)	40,000	461,749
Mitsubishi Corp. (Japan)	27,700	903,986
Mitsui & Co., Ltd. (Japan)	16,200	475,607
SPX Technologies, Inc.(NON)	664	43,592

		3,728,751
Consumer cyclicals (6.7%)
ADT, Inc.	11,300	102,491
Amazon.com, Inc.(NON)	77,944	6,547,296
Aristocrat Leisure, Ltd. (Australia)	18,509	384,609
Arrowhead Pharmaceuticals, Inc.(NON)	2,118	85,906
Automatic Data Processing, Inc.	1,000	238,860
Autonation, Inc.(NON)	1,800	193,140
AutoZone, Inc.(NON)	700	1,726,326
Bandai Namco Holdings, Inc. (Japan)	6,800	430,777
Beazer Homes USA, Inc.(NON)	1,677	21,399
BJ's Wholesale Club Holdings, Inc.(NON)	12,319	815,025
Bluegreen Vacations Holding Corp.	398	9,934
BlueLinx Holdings, Inc.(NON)	435	30,933
Booking Holdings, Inc.(NON)	1,951	3,931,811
Booz Allen Hamilton Holding Corp.	4,518	472,221
Boyd Gaming Corp.	3,900	212,667
Buckle, Inc. (The)	475	21,541
Caleres, Inc.	2,431	54,163
Capri Holdings, Ltd.(NON)	3,900	223,548
Casey'S General Stores, Inc.	400	89,740
Cintas Corp.	1,455	657,107
Clear Channel Outdoor Holdings, Inc.(NON)	16,790	17,630
CoStar Group, Inc.(NON)	8,562	661,671
CRA International, Inc.	172	21,058
Crocs, Inc.(NON)	273	29,601
Dillard's, Inc. Class A	237	76,598
Dolby Laboratories, Inc. Class A	3,000	211,620
Dollar General Corp.	877	215,961
Dr. Ing. h.c. F. Porsche AG (Preference) (Germany)(NON)	186	18,865
Expedia Group, Inc.(NON)	12,931	1,132,756
Experian PLC (United Kingdom)	21,913	745,212
FactSet Research Systems, Inc.	490	196,593
Flutter Entertainment PLC (Ireland)(NON)	2,828	385,995
Foot Locker, Inc.	466	17,610
Ford Motor Co.	15,283	177,741
Forrester Research, Inc.(NON)	241	8,618
Franklin Covey Co.(NON)	314	14,686
Gartner, Inc.(NON)	4,591	1,543,219
General Motors Co.	56,576	1,903,217
Genuine Parts Co.	3,100	537,881
GMS, Inc.(NON)	1,110	55,278
Golden Entertainment, Inc.(NON)	753	28,162
Goodyear Tire & Rubber Co. (The)(NON)	1,278	12,972
Group 1 Automotive, Inc.	101	18,217
Hackett Group, Inc. (The)	933	19,005
Hermes International (France)	343	530,552
Hilton Worldwide Holdings, Inc.	5,065	640,013
Home Depot, Inc. (The)	2,098	662,674
iHeartMedia, Inc. Class A(NON)	1,992	12,211
Industria de Diseno Textil SA (Spain)	17,826	474,184
InterContinental Hotels Group PLC (United Kingdom)	7,087	406,458
International Game Technology PLC	3,846	87,227
Jardine Matheson Holdings, Ltd. (Hong Kong)	2,100	106,890
JD Sports Fashion PLC (United Kingdom)	430,999	657,313
Kontoor Brands, Inc.	425	16,996
La Francaise des Jeux SAEM (France)	1,753	70,519
Laureate Education, Inc.	6,159	59,250
Lennar Corp. Class A	2,400	217,200
Light & Wonder, Inc.(NON)	1,339	78,465
Live Nation Entertainment, Inc.(NON)	7,767	541,671
LiveRamp Holdings, Inc.(NON)	2,247	52,670
Lowe's Cos., Inc.	1,174	233,908
Lululemon Athletica, Inc. (Canada)(NON)	2,832	907,316
LVMH Moet Hennessy Louis Vuitton SA (France)	1,780	1,295,481
M/I Homes, Inc.(NON)	183	8,451
Macy's, Inc.	10,500	216,825
MarineMax, Inc.(NON)	479	14,954
Marriott International, Inc./MD Class A	1,400	208,446
Masonite International Corp.(NON)	262	21,120
Mastercard, Inc. Class A	5,405	1,879,481
MasterCraft Boat Holdings, Inc.(NON)	665	17,204
Medifast, Inc.	131	15,111
Modine Manufacturing Co.(NON)	2,758	54,774
Moncler SpA (Italy)	3,739	198,119
Movado Group, Inc.	450	14,513
Murphy USA, Inc.	65	18,170
NeoGames SA (Israel)(NON)	622	7,582
Network International Holdings PLC (United Arab Emirates)(NON)	90,086	324,550
New York Times Co. (The) Class A	5,676	184,243
Nexstar Media Group, Inc. Class A	1,144	200,234
Nike, Inc. Class B	9,444	1,105,042
Nintendo Co., Ltd. (Japan)	12,700	535,328
NVR, Inc.(NON)	51	235,242
O'Reilly Automotive, Inc.(NON)	1,903	1,606,189
Owens Corning	2,300	196,190
Oxford Industries, Inc.	203	18,916
Pan Pacific International Holdings Corp. (Japan)	17,100	319,615
Pandora A/S (Denmark)	2,929	205,799
PayPal Holdings, Inc.(NON)	2,600	185,172
Penske Automotive Group, Inc.	1,800	206,874
PGT Innovations, Inc.(NON)	730	13,111
Pitney Bowes, Inc.	9,687	36,811
Porsche Automobil Holding SE (Preference) (Germany)	1,446	79,313
PROG Holdings, Inc.(NON)	895	15,117
Publicis Groupe SA (France)	3,115	198,133
PulteGroup, Inc.	18,824	857,057
RE/MAX Holdings, Inc. Class A	777	14,483
Red Rock Resorts, Inc. Class A	2,029	81,180
Scholastic Corp.	426	16,810
Signet Jewelers, Ltd.	1,404	95,472
Skyline Champion Corp.(NON)	1,514	77,986
Sony Group Corp. (Japan)	6,500	497,009
SP Plus Corp.(NON)	461	16,006
Stellantis NV (Italy)	32,984	468,533
Steven Madden, Ltd.	485	15,501
StoneCo., Ltd. Class A (Brazil)(NON)	1,741	16,435
Tapestry, Inc.	5,700	217,056
Target Corp.	4,109	612,405
TechnoPro Holdings, Inc. (Japan)	9,500	255,162
Tesla, Inc.(NON)	16,884	2,079,772
Thomson Reuters Corp. (Canada)	4,545	518,479
Toast, Inc. Class A(NON)	12,100	218,163
Toll Brothers, Inc.	6,489	323,931
Toyota Motor Corp. (Japan)	1,400	19,335
Trade Desk, Inc. (The) Class A(NON)	4,200	188,286
TRI Pointe Homes, Inc.(NON)	3,879	72,111
United Rentals, Inc.(NON)	2,156	766,286
Universal Music Group NV (Netherlands)	62,757	1,512,181
Vista Outdoor, Inc.(NON)	2,041	49,739
Visteon Corp.(NON)	697	91,189
Volkswagen AG (Preference) (Germany)	3,436	428,200
Walmart, Inc.	18,576	2,633,891
Walt Disney Co. (The)(NON)	2,209	191,918
Warner Bros Discovery, Inc.(NON)	19,401	183,921
Wolters Kluwer NV (Netherlands)	6,033	631,336
Worldline SA/France (France)(NON)	12,412	485,353
Wyndham Hotels & Resorts, Inc.	2,900	206,799

		53,533,272
Consumer staples (4.5%)
ACCO Brands Corp.	2,869	16,038
Airbnb, Inc. Class A(NON)	9,167	783,779
Albertsons Cos., Inc. Class A	10,400	215,696
Asahi Group Holdings, Ltd. (Japan)	18,000	564,934
Bloomin' Brands, Inc.	962	19,355
Brink's Co. (The)	1,103	59,242
British American Tobacco PLC (United Kingdom)	1,292	51,256
Cargurus, Inc.(NON)	3,125	43,781
Carlsberg A/S Class B (Denmark)	422	56,082
Cars.com, Inc.(NON)	1,957	26,948
Chipotle Mexican Grill, Inc.(NON)	449	622,983
CK Hutchison Holdings, Ltd. (Hong Kong)	162,000	972,359
Coca-Cola Co. (The)	68,251	4,341,446
Coca-Cola Consolidated, Inc.	196	100,423
Coca-Cola Europacific Partners PLC (Spain)	14,684	812,319
Coca-Cola HBC AG (Italy)	9,269	221,090
Coles Group, Ltd. (Australia)	23,964	272,802
Colgate-Palmolive Co.	2,675	210,763
CoreCivic, Inc.(NON)	3,768	43,558
Costco Wholesale Corp.	3,514	1,604,142
Dave & Buster's Entertainment, Inc.(NON)	753	26,686
Diageo PLC (United Kingdom)	23,947	1,056,702
DoorDash, Inc. Class A(NON)	4,300	209,926
Estee Lauder Cos., Inc. (The) Class A	1,920	476,371
First Watch Restaurant Group, Inc.(NON)	1,868	25,274
G-III Apparel Group, Ltd.(NON)	814	11,160
Heidrick & Struggles International, Inc.	982	27,467
Herc Holdings, Inc.	140	18,420
Hershey Co. (The)	5,028	1,164,334
Hostess Brands, Inc.(NON)	3,592	80,604
Hudson Technologies, Inc.(NON)	1,600	16,192
Imperial Brands PLC (United Kingdom)	18,257	457,107
Ingles Markets, Inc. Class A	392	37,812
ITOCHU Corp. (Japan)	24,600	777,139
Itron, Inc.(NON)	1,592	80,635
Jeronimo Martins SGPS SA (Portugal)	16,289	351,870
John B. Sanfilippo & Son, Inc.	212	17,240
Kesko Oyj Class B (Finland)	5,089	112,328
Keurig Dr Pepper, Inc.	25,675	915,571
Kforce, Inc.	534	29,279
Koninklijke Ahold Delhaize NV (Netherlands)	16,404	471,301
Korn Ferry	1,496	75,728
Kraft Heinz Co. (The)	5,400	219,834
L'Oreal SA (France)	1,761	628,857
ManpowerGroup, Inc.	2,300	191,383
McDonald's Corp.	487	128,339
McDonald's Holdings Co. (Japan), Ltd. (Japan)	4,700	178,882
Mondelez International, Inc. Class A	3,100	206,615
Nestle SA (Switzerland)	11,497	1,332,168
Netflix, Inc.(NON)	2,145	632,518
PepsiCo, Inc.	8,700	1,571,742
Perdoceo Education Corp.(NON)	3,701	51,444
Philip Morris International, Inc.	31,497	3,187,811
Primo Water Corp.	3,869	60,124
Procter & Gamble Co. (The)	32,878	4,982,990
Recruit Holdings Co., Ltd. (Japan)	17,000	541,062
Resideo Technologies, Inc.(NON)	976	16,055
Resources Connection, Inc.	887	16,303
Sally Beauty Holdings, Inc.(NON)	5,011	62,738
ScanSource, Inc.(NON)	280	8,182
Simply Good Foods Co. (The)(NON)	1,556	59,175
Sodexo SA (France)	1,526	146,166
Sysco Corp.	2,483	189,825
TriNet Group, Inc.(NON)	1,087	73,699
Tyson Foods, Inc. Class A	3,024	188,244
Uber Technologies, Inc.(NON)	81,619	2,018,438
Udemy, Inc.(NON)	1,436	15,150
Ulta Beauty, Inc.(NON)	400	187,628
Unilever PLC (United Kingdom)	11,295	571,056
United Natural Foods, Inc.(NON)	1,808	69,988
US Foods Holding Corp.(NON)	2,900	98,658
USANA Health Sciences, Inc.(NON)	293	15,588
Vacasa, Inc. Class A(NON)	10,037	12,647
Vector Group, Ltd.	4,009	47,547
Veritiv Corp.	538	65,480
Wendy's Co. (The)	4,500	101,835
WH Group, Ltd. (Hong Kong)	232,000	134,942
Yakult Honsha Co., Ltd. (Japan)	5,600	365,255

		35,856,510
Energy (2.4%)
Alpha Metallurgical Resources, Inc.	551	80,661
APA Corp.	4,649	217,015
Arch Resources, Inc.	359	51,262
BP PLC (United Kingdom)	123,589	709,562
California Resources Corp.	1,860	80,929
Cheniere Energy, Inc.	9,300	1,394,628
Chevron Corp.	1,395	250,389
Chord Energy Corp.	612	83,728
Comstock Resources, Inc.	840	11,516
ConocoPhillips	13,111	1,547,098
Delek US Holdings, Inc.	2,656	71,712
Denbury, Inc.(NON)	820	71,356
Enphase Energy, Inc.(NON)	900	238,464
EOG Resources, Inc.	2,537	328,592
Equinor ASA (Norway)	13,892	498,857
Exxon Mobil Corp.	44,909	4,953,463
Fluence Energy, Inc.(NON)	1,549	26,565
Golar LNG, Ltd. (Norway)(NON)	3,301	75,230
Marathon Oil Corp.	50,847	1,376,428
Marathon Petroleum Corp.	16,107	1,874,694
NexTier Oilfield Solutions, Inc.(NON)	2,478	22,897
NOW, Inc.(NON)	5,493	69,761
Occidental Petroleum Corp.	3,027	190,671
OMV AG (Austria)	2,430	125,117
PBF Energy, Inc. Class A	2,196	89,553
Range Resources Corp.	7,600	190,152
Repsol SA (Spain)	14,414	229,127
Shell PLC (London Exchange) (United Kingdom)	44,934	1,263,552
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	36,924	1,046,629
SM Energy Co.	2,283	79,517
SunCoke Energy, Inc.	3,278	28,289
Talos Energy, Inc.(NON)	3,687	69,611
Targa Resources Corp.	3,300	242,550
Thermon Group Holdings, Inc.(NON)	947	19,016
TotalEnergies SE (France)	9,714	609,863
US Silica Holdings, Inc.(NON)	3,129	39,113
Valero Energy Corp.	8,740	1,108,756
Warrior Met Coal, Inc.	2,445	84,695
Weatherford International PLC	2,272	115,690

		19,566,708
Financials (7.6%)
3i Group PLC (United Kingdom)	22,438	363,901
Affiliated Managers Group, Inc.	1,400	221,802
Alexander & Baldwin, Inc.(R)	2,252	42,180
Allianz SE (Germany)	946	203,440
Ally Financial, Inc.	8,200	200,490
Amalgamated Financial Corp.	1,413	32,556
American Assets Trust, Inc.(R)	288	7,632
American Equity Investment Life Holding Co.	567	25,867
American Express Co.	1,424	210,396
American Financial Group, Inc.	1,537	210,999
American International Group, Inc.	46,912	2,966,715
Ameriprise Financial, Inc.	3,600	1,120,932
Ameris Bancorp	415	19,563
AMERISAFE, Inc.	345	17,930
Anywhere Real Estate, Inc.(NON)	4,681	29,912
Apollo Global Management, Inc.	8,697	554,782
Apple Hospitality REIT, Inc.(R)	2,362	37,272
Ares Management Corp. Class A	2,600	177,944
Argo Group International Holdings, Ltd. (Bermuda)	752	19,439
Armada Hoffler Properties, Inc.(R)	1,262	14,513
Associated Banc-Corp.	620	14,316
Assured Guaranty, Ltd.	11,512	716,737
Atlantic Union Bankshares Corp.	939	32,996
AvalonBay Communities, Inc.(R)	1,300	209,976
Aviva PLC (United Kingdom)	49,634	265,702
AXA SA (France)	48,516	1,353,139
BancFirst Corp.	146	12,874
Banco Bilbao Vizcaya Argentaria SA (Spain)	86,366	520,866
Banco Latinoamericano de Comercio Exterior SA (Panama)	668	10,822
Bank Leumi Le-Israel BM (Israel)	42,931	357,972
Bank of America Corp.	52,764	1,747,544
Bank of Ireland Group PLC (Ireland)	71,684	682,934
Banner Corp.	623	39,374
Barclays PLC (United Kingdom)	88,218	169,063
BCB Bancorp, Inc.	408	7,340
Berkshire Hathaway, Inc. Class B(NON)	2,029	626,758
BGC Partners, Inc. Class A	11,734	44,237
Blackstone, Inc.	2,203	163,441
Blucora, Inc.(NON)	1,114	28,440
BNP Paribas SA (France)	5,561	316,985
BrightSpire Capital, Inc.(R)	2,280	14,204
Brixmor Property Group, Inc.(R)	9,127	206,909
Brookline Bancorp, Inc.	1,062	15,027
Brown & Brown, Inc.	3,500	199,395
BRT Apartments Corp.(R)	432	8,484
Camden Property Trust(R)	1,800	201,384
Capital One Financial Corp.	13,787	1,281,640
Carlyle Group, Inc. (The)	28,791	859,123
Cathay General Bancorp	2,051	83,660
CBRE Group, Inc. Class A(NON)	2,900	223,184
Central Pacific Financial Corp.	748	15,169
Charles Schwab Corp. (The)	28,126	2,341,771
Chubb, Ltd.	1,201	264,941
Citigroup, Inc.	71,447	3,231,548
City Office REIT, Inc. (Canada)(R)	1,487	12,461
CK Asset Holdings, Ltd. (Hong Kong)	49,616	305,434
CNB Financial Corp./PA	367	8,731
CNO Financial Group, Inc.	4,070	93,000
Comerica, Inc.	2,900	193,865
ConnectOne Bancorp, Inc.	615	14,889
Corporate Office Properties Trust(R)	672	17,432
CubeSmart(R)	5,200	209,300
Cushman & Wakefield PLC(NON)	4,446	55,397
Customers Bancorp, Inc.(NON)	1,762	49,935
DBS Group Holdings, Ltd. (Singapore)	51,100	1,294,096
Deutsche Bank AG (Germany)	4,735	53,666
Deutsche Boerse AG (Germany)	3,426	591,912
Discover Financial Services	13,489	1,319,629
DNB Bank ASA (Norway)	24,980	495,811
Eagle Bancorp, Inc.	428	18,862
East West Bancorp, Inc.	2,900	191,110
Employers Holdings, Inc.	462	19,926
Encore Capital Group, Inc.(NON)	478	22,915
Enova International, Inc.(NON)	486	18,648
Enstar Group, Ltd.(NON)	273	63,074
Enterprise Financial Services Corp.	157	7,687
Equitable Holdings, Inc.	33,461	960,331
Equity Lifestyle Properties, Inc.(R)	3,200	206,720
Equity Residential(R)	3,000	177,000
Essent Group, Ltd.	2,460	95,645
Essential Properties Realty Trust, Inc.(R)	3,985	93,528
Eurazeo SE (France)	837	52,056
Extra Space Storage, Inc.(R)	1,289	189,715
Farmers National Banc Corp.	580	8,190
Fifth Third Bancorp	6,000	196,860
First BanCorp/Puerto Rico (Puerto Rico)	5,671	72,135
First Bancshares, Inc. (The)	493	15,781
First Commonwealth Financial Corp.	1,200	16,764
First Financial Corp./IN	403	18,570
First Foundation, Inc.	1,012	14,502
Fulton Financial Corp.	3,261	54,883
Gaming and Leisure Properties, Inc.(R)	20,606	1,073,366
Genworth Financial, Inc. Class A(NON)	19,235	101,753
Gjensidige Forsikring ASA (Norway)	2,731	53,579
Goldman Sachs Group, Inc. (The)	7,814	2,683,171
Goodman Group (Australia)(R)	30,918	365,437
Granite Point Mortgage Trust, Inc.(R)	2,448	13,121
Great Southern Bancorp, Inc.	250	14,873
Hana Financial Group, Inc. (South Korea)	16,430	546,367
Hancock Whitney Corp.	1,924	93,102
Hanmi Financial Corp.	997	24,676
Hersha Hospitality Trust Class A(R)	1,656	14,109
Hilltop Holdings, Inc.	573	17,196
HomeStreet, Inc.	596	16,438
Hope Bancorp, Inc.	4,142	53,059
Horace Mann Educators Corp.	1,596	59,643
Horizon Bancorp, Inc./IN	981	14,793
Independent Bank Corp./MI	439	10,501
Industrivarden AB Class A (Sweden)	3,272	79,489
Intercontinental Exchange, Inc.	2,000	205,180
International Bancshares Corp.	431	19,723
International Money Express, Inc.(NON)	1,714	41,770
Investor AB Class B (Sweden)	28,410	513,375
Israel Discount Bank, Ltd. Class A (Israel)	26,536	139,508
iStar, Inc.(R)	4,836	36,899
Jackson Financial, Inc. Class A	2,479	86,244
Japan Exchange Group, Inc. (Japan)	31,900	461,218
Japan Post Holdings Co., Ltd. (Japan)	58,600	495,403
Jones Lang LaSalle, Inc.(NON)	1,326	211,325
JPMorgan Chase & Co.	36,536	4,899,478
Kennedy-Wilson Holdings, Inc.	981	15,431
KeyCorp	8,191	142,687
L E Lundbergforetagen AB Class B (Sweden)	866	36,856
Life Storage, Inc.(R)	6,028	593,758
Lloyds Banking Group PLC (United Kingdom)	911,034	500,143
Loews Corp.	3,600	209,988
London Stock Exchange Group PLC (United Kingdom)	6,870	592,680
Marcus & Millichap, Inc.	1,027	35,380
MetLife, Inc.	27,900	2,019,123
MFA Financial, Inc.(R)	1,461	14,391
MGIC Investment Corp.	21,931	285,103
Midland States Bancorp, Inc.	446	11,873
Mitsubishi Estate Co., Ltd. (Japan)	33,200	432,835
Mitsubishi UFJ Financial Group, Inc. (Japan)	167,100	1,131,910
Mitsui Fudosan Co., Ltd. (Japan)	3,300	60,775
Mizrahi Tefahot Bank, Ltd. (Israel)	4,306	139,528
Mr. Cooper Group, Inc.(NON)	2,026	81,303
National Australia Bank, Ltd. (Australia)	28,395	581,142
National Bank Holdings Corp. Class A	471	19,815
National Health Investors, Inc.(R)	333	17,389
Navient Corp.	5,294	87,086
NBT Bancorp, Inc.	783	33,998
New York Community Bancorp, Inc.	8,720	74,992
NN Group NV (Netherlands)	1,118	45,668
Nomura Real Estate Holdings, Inc. (Japan)	5,600	120,756
Nordea Bank ABP (Finland)	35,082	375,469
OceanFirst Financial Corp.	682	14,493
OFG Bancorp (Puerto Rico)	1,084	29,875
Outfront Media, Inc.(R)	4,776	79,186
Partners Group Holding AG (Switzerland)	1,055	931,946
Pathward Financial, Inc.	1,344	57,859
Peapack-Gladstone Financial Corp.	327	12,171
PennyMac Financial Services, Inc.	1,410	79,891
Peoples Bancorp, Inc./OH	518	14,634
Piedmont Office Realty Trust, Inc. Class A(R)	3,307	30,325
Piper Sandler Cos.	101	13,149
PNC Financial Services Group, Inc. (The)	6,410	1,012,395
Preferred Bank/Los Angeles CA	275	20,521
ProAssurance Corp.	878	15,339
Prologis, Inc.(R)	1,970	222,078
Prudential PLC (United Kingdom)	65,994	899,558
Public Storage(R)	800	224,152
QCR Holdings, Inc.	288	14,296
Radian Group, Inc.	869	16,572
Reinsurance Group of America, Inc.	2,547	361,903
Retail Opportunity Investments Corp.(R)	3,991	59,985
RMR Group, Inc. (The) Class A	600	16,950
S&T Bancorp, Inc.	557	19,038
Safehold, Inc.(R)	370	10,589
Safety Insurance Group, Inc.	179	15,083
Sampo Oyj Class A (Finland)	9,253	483,556
Sekisui Chemical Co., Ltd. (Japan)	5,400	75,914
Simon Property Group, Inc.(R)	1,867	219,335
SITE Centers Corp.(R)	1,171	15,996
SLM Corp.	13,541	224,781
South Plains Financial, Inc.	262	7,213
SouthState Corp.	524	40,013
Spirit Realty Capital, Inc.(R)	5,100	203,643
STAG Industrial, Inc.(R)	3,158	102,035
State Street Corp.	5,168	400,882
Stewart Information Services Corp.	773	33,030
StoneX Group, Inc.(NON)	480	45,744
Sunstone Hotel Investors, Inc.(R)	7,903	76,343
Synchrony Financial	6,542	214,970
Taylor Morrison Home Corp.(NON)	2,246	68,166
Terreno Realty Corp.(R)	265	15,071
TPG RE Finance Trust, Inc.(R)	2,443	16,588
UBS Group AG (Switzerland)	14,489	269,597
UMB Financial Corp.	1,034	86,360
Umpqua Holdings Corp.	11,200	199,920
United Fire Group, Inc.	476	13,023
Universal Insurance Holdings, Inc.	865	9,160
Unum Group	5,350	219,511
Urban Edge Properties(R)	1,027	14,470
Vicinity, Ltd. (Australia)(R)	113,976	155,201
Virtu Financial, Inc. Class A	12,300	251,043
Virtus Investment Partners, Inc.	225	43,074
Visa, Inc. Class A	7,974	1,656,678
Vornado Realty Trust(R)	21,273	442,691
W.R. Berkley Corp.	2,910	211,179
Washington Federal, Inc.	1,165	39,086
Wells Fargo & Co.	36,497	1,506,961
WesBanco, Inc.	1,079	39,901
Wintrust Financial Corp.	2,511	212,230
Zurich Insurance Group AG (Switzerland)	426	203,774

		61,970,682
Health care (7.7%)
2seventy bio, Inc.(NON)	868	8,133
Abbott Laboratories	34,013	3,734,287
AbbVie, Inc.	22,621	3,655,779
ACADIA Pharmaceuticals, Inc.(NON)	1,060	16,875
Adaptive Biotechnologies Corp.(NON)	8,442	64,497
Agenus, Inc.(NON)	13,970	33,528
Alkermes PLC(NON)	3,391	88,607
Allscripts Healthcare Solutions, Inc.(NON)	4,959	87,477
AmerisourceBergen Corp.	1,473	244,091
Amgen, Inc.	782	205,384
AMN Healthcare Services, Inc.(NON)	866	89,042
Amylyx Pharmaceuticals, Inc.(NON)	911	33,661
AngioDynamics, Inc.(NON)	1,149	15,822
Arcellx, Inc.(NON)	755	23,390
Arvinas, Inc.(NON)	344	11,768
AstraZeneca PLC (United Kingdom)	16,709	2,266,075
AstraZeneca PLC ADR (United Kingdom)	16,733	1,134,497
AtriCure, Inc.(NON)	459	20,370
Avanos Medical, Inc.(NON)	1,312	35,503
Bio-Rad Laboratories, Inc. Class A(NON)	432	181,652
BioCryst Pharmaceuticals, Inc.(NON)	1,665	19,114
Biohaven, Ltd.(NON)	959	13,311
bioMerieux (France)	900	94,337
Boston Scientific Corp.(NON)	16,207	749,898
BridgeBio Pharma, Inc.(NON)	1,352	10,302
Bristol-Myers Squibb Co.	27,309	1,964,883
Cardinal Health, Inc.	2,743	210,854
Castle Biosciences, Inc.(NON)	376	8,851
Catalyst Pharmaceuticals, Inc.(NON)	1,016	18,898
Chugai Pharmaceutical Co., Ltd. (Japan)	15,700	402,908
Cigna Corp.	4,274	1,416,147
CinCor Pharma, Inc.(NON)	1,452	17,845
Computer Programs and Systems, Inc.(NON)	521	14,182
Corcept Therapeutics, Inc.(NON)	817	16,593
Crinetics Pharmaceuticals, Inc.(NON)	941	17,220
CVS Health Corp.	32,328	3,012,646
Danaher Corp.	6,750	1,791,585
Dexcom, Inc.(NON)	5,528	625,991
Dyne Therapeutics, Inc.(NON)	1,625	18,834
Edwards Lifesciences Corp.(NON)	2,962	220,995
Elevance Health, Inc.	2,837	1,455,296
Eli Lilly and Co.	12,933	4,731,409
Enanta Pharmaceuticals, Inc.(NON)	1,295	60,243
Exelixis, Inc.(NON)	12,600	202,104
FibroGen, Inc.(NON)	4,669	74,797
Fulgent Genetics, Inc.(NON)	1,386	41,275
Geron Corp.(NON)	10,178	24,631
Ginkgo Bioworks Holdings, Inc.(NON)	116,400	196,716
Glaukos Corp.(NON)	449	19,612
HCA Healthcare, Inc.	3,140	753,474
Hologic, Inc.(NON)	2,800	209,468
Humana, Inc.	2,333	1,194,940
ICON PLC (Ireland)(NON)	1,726	335,276
IDEXX Laboratories, Inc.(NON)	848	345,950
IGM Biosciences, Inc.(NON)	625	10,631
Illumina, Inc.(NON)	936	189,259
ImmunityBio, Inc.(NON)	6,969	35,333
ImmunoGen, Inc.(NON)	8,349	41,411
Inari Medical, Inc.(NON)	232	14,746
Incyte Corp.(NON)	2,366	190,037
Inspire Medical Systems, Inc.(NON)	539	135,763
Integer Holdings Corp.(NON)	203	13,897
Intercept Pharmaceuticals, Inc.(NON)	1,389	17,182
Intuitive Surgical, Inc.(NON)	1,500	398,026
Ipsen SA (France)	800	86,064
IQVIA Holdings, Inc.(NON)	3,027	620,202
IVERIC bio, Inc.(NON)	1,066	22,823
Johnson & Johnson	1,297	229,115
Karuna Therapeutics, Inc.(NON)	517	101,591
Karyopharm Therapeutics, Inc.(NON)	9,975	33,915
Keros Therapeutics, Inc.(NON)	328	15,751
Kiniksa Pharmaceuticals, Ltd. Class A(NON)	931	13,946
Lantheus Holdings, Inc.(NON)	1,365	69,560
LivaNova PLC (United Kingdom)(NON)	1,431	79,478
Lonza Group AG (Switzerland)	1,585	776,687
McKesson Corp.	4,130	1,549,246
Medibank Private, Ltd. (Australia)	21,471	43,125
Medpace Holdings, Inc.(NON)	113	24,002
Medtronic PLC	13,300	1,033,676
Merck & Co., Inc.	45,659	5,065,866
Merck KGaA (Germany)	7,340	1,421,349
Mettler-Toledo International, Inc.(NON)	200	289,090
Molina Healthcare, Inc.(NON)	2,100	693,462
NextGen Healthcare, Inc.(NON)	2,281	42,837
NGM Biopharmaceuticals, Inc.(NON)	1,111	5,577
Novartis AG (Switzerland)	10,388	939,094
Novo Nordisk A/S Class B (Denmark)	7,799	1,053,069
Olympus Corp. (Japan)	14,700	263,444
Ono Pharmaceutical Co., Ltd. (Japan)	16,200	380,559
Option Care Health, Inc.(NON)	2,990	89,969
Orthofix Medical, Inc. (Netherlands)(NON)	948	19,462
Pfizer, Inc.	31,884	1,633,736
Prothena Corp. PLC (Ireland)(NON)	598	36,030
PTC Therapeutics, Inc.(NON)	2,471	94,318
RadNet, Inc.(NON)	1,159	21,824
RAPT Therapeutics, Inc.(NON)	891	17,642
Regeneron Pharmaceuticals, Inc.(NON)	2,345	1,691,894
Roche Holding AG (Switzerland)	3,115	978,649
Sabra Health Care REIT, Inc.(R)	3,964	49,273
Sanofi (France)	14,309	1,376,085
Select Medical Holdings Corp.	653	16,214
Sonic Healthcare, Ltd. (Australia)	13,563	276,754
Sonova Holding AG (Switzerland)	1,032	244,760
STAAR Surgical Co.(NON)	1,102	53,491
Swedish Orphan Biovitrum AB (Sweden)(NON)	1,641	33,921
Teladoc Health, Inc.(NON)	7,800	184,470
Theravance Biopharma, Inc. (Cayman Islands)(NON)	4,123	46,260
Thermo Fisher Scientific, Inc.	2,281	1,256,124
TransMedics Group, Inc.(NON)	1,517	93,629
UnitedHealth Group, Inc.	5,907	3,131,773
Vanda Pharmaceuticals, Inc.(NON)	1,549	11,447
Vertex Pharmaceuticals, Inc.(NON)	8,700	2,512,386
Vir Biotechnology, Inc.(NON)	3,089	78,183
Waters Corp.(NON)	600	205,548
Xencor, Inc.(NON)	958	24,946

		62,319,624
Technology (12.2%)
A10 Networks, Inc.	4,386	72,939
Accenture PLC Class A	14,186	3,785,392
Adeia, Inc.	4,109	38,953
Adobe, Inc.(NON)	6,244	2,101,293
Agilent Technologies, Inc.	1,831	274,009
Agilysys, Inc.(NON)	464	36,721
Alpha & Omega Semiconductor, Ltd.(NON)	1,165	33,284
Alphabet, Inc. Class A(NON)	77,733	6,858,383
Alphabet, Inc. Class C(NON)	32,519	2,885,411
Ambarella, Inc.(NON)	255	20,969
Amdocs, Ltd.	5,500	499,950
American Software, Inc./GA Class A	903	13,256
Appian Corp.(NON)	595	19,373
Apple, Inc.	143,425	18,635,211
Applied Materials, Inc.	8,144	793,063
arista Networks, Inc.(NON)	1,700	206,295
ASM International NV (Netherlands)	94	23,712
ASML Holding NV (Netherlands)	538	290,139
Atlassian Corp. Class A(NON)	5,800	746,344
Autodesk, Inc.(NON)	1,300	242,931
Avid Technology, Inc.(NON)	2,460	65,411
Axcelis Technologies, Inc.(NON)	1,196	94,915
Broadcom, Inc.	2,750	1,537,608
CACI International, Inc. Class A(NON)	800	240,472
Cadence Design Systems, Inc.(NON)	21,945	3,525,245
Calix, Inc.(NON)	873	59,739
Capgemini SE (France)	2,924	488,123
CEVA, Inc.(NON)	678	17,343
Cisco Systems, Inc./Delaware	44,700	2,129,508
Cognizant Technology Solutions Corp. Class A	3,200	183,008
CommVault Systems, Inc.(NON)	1,353	85,023
CSG Systems International, Inc.	1,128	64,522
Dassault Systemes SE (France)	8,370	300,104
DocuSign, Inc.(NON)	4,599	254,877
Domo, Inc. Class B(NON)	3,517	50,082
Donnelley Financial Solutions, Inc.(NON)	387	14,958
Dropbox, Inc. Class A(NON)	9,463	211,782
eBay, Inc.	44,588	1,849,064
Enfusion, Inc. Class A(NON)	1,560	15,085
Enovix Corp.(NON)	1,099	13,672
Extreme Networks, Inc.(NON)	4,934	90,342
Fidelity National Information Services, Inc.	3,371	228,722
Fortinet, Inc.(NON)	4,220	206,316
Fujitsu, Ltd. (Japan)	3,600	483,191
GoDaddy, Inc. Class A(NON)	2,700	202,014
Hamamatsu Photonics KK (Japan)	2,500	120,390
HealthStream, Inc.(NON)	766	19,027
Hirose Electric Co., Ltd. (Japan)	200	25,297
Hoya Corp. (Japan)	7,600	735,736
Intuit, Inc.	3,005	1,169,606
Keysight Technologies, Inc.(NON)	1,300	222,391
KLA Corp.	791	298,231
Lam Research Corp.	569	239,151
Lattice Semiconductor Corp.(NON)	8,653	561,407
Leidos Holdings, Inc.	5,678	597,269
Manhattan Associates, Inc.(NON)	2,600	315,640
MaxLinear, Inc. Class A(NON)	2,267	76,965
Meta Platforms, Inc. Class A(NON)	25,665	3,088,527
Microsoft Corp.	69,186	16,592,187
Minebea Mitsumi, Inc. (Japan)	27,900	419,010
MongoDB, Inc.(NON)	1,416	278,725
MSCI, Inc.	1,564	727,526
Murata Manufacturing Co., Ltd. (Japan)	5,800	291,149
NetApp, Inc.	3,100	186,186
NetScout Systems, Inc.(NON)	612	19,896
NVIDIA Corp.	28,246	4,127,870
NXP Semiconductors NV	2,158	341,029
Okta, Inc.(NON)	4,200	286,986
OneSpan, Inc.(NON)	1,117	12,499
Oracle Corp.	17,383	1,420,886
Palo Alto Networks, Inc.(NON)	8,744	1,220,138
Pinterest, Inc. Class A(NON)	8,800	213,664
PROS Holdings, Inc.(NON)	1,475	35,784
Pure Storage, Inc. Class A(NON)	32,450	868,362
Qualcomm, Inc.	30,147	3,314,361
Qualys, Inc.(NON)	713	80,020
Rambus, Inc.(NON)	2,713	97,180
Renesas Electronics Corp. (Japan)(NON)	61,700	556,400
RingCentral, Inc. Class A(NON)	6,000	212,400
ROBLOX Corp. Class A(NON)	6,400	182,144
Roku, Inc.(NON)	2,000	81,400
Sapiens International Corp. NV (Israel)	747	13,805
SCSK Corp. (Japan)	7,200	109,778
ServiceNow, Inc.(NON)	600	232,962
Smartsheet, Inc. Class A(NON)	7,406	291,500
Snowflake, Inc. Class A(NON)	1,770	254,066
Spotify Technology SA (Sweden)(NON)	2,713	214,191
Sprout Social, Inc. Class A(NON)	1,366	77,124
Square Enix Holdings Co., Ltd. (Japan)	6,200	289,592
SS&C Technologies Holdings, Inc.	4,001	208,292
STMicroelectronics NV (France)	12,707	448,805
Sumo Logic, Inc.(NON)	4,966	40,225
Super Micro Computer, Inc.(NON)	1,227	100,737
Synaptics, Inc.(NON)	376	35,780
Synopsys, Inc.(NON)	8,600	2,745,894
TDK Corp. (Japan)	11,900	393,070
Telefonaktiebolaget LM Ericsson Class B (Sweden)	71,262	415,900
Texas Instruments, Inc.	2,451	404,954
Thales SA (France)	7,232	923,560
TIS, Inc. (Japan)	9,300	246,602
Trimble Inc.(NON)	1,800	91,008
TTM Technologies, Inc.(NON)	557	8,400
UserTesting, Inc.(NON)	6,089	45,728
Viavi Solutions, Inc.(NON)	1,455	15,292
Vimeo, Inc.(NON)	3,378	11,587
Vishay Intertechnology, Inc.	893	19,262
Vontier Corp.	14,328	276,960
Wix.com, Ltd. (Israel)(NON)	6,700	514,761
Workday, Inc. Class A(NON)	1,500	250,995
Zebra Technologies Corp. Class A(NON)	974	249,743
Zscaler, Inc.(NON)	1,500	167,850

		98,122,616
Transportation (0.9%)
A.P. Moeller-Maersck A/S Class B (Denmark)	139	312,544
ArcBest Corp.	550	38,522
Arlo Technologies, Inc.(NON)	4,080	14,321
Canadian National Railway Co. (Canada)	5,435	645,617
Covenant Logistics Group, Inc.	595	20,569
CSX Corp.	56,600	1,753,468
Deutsche Post AG (Germany)	11,267	424,297
Dorian LPG, Ltd.	1,681	31,855
Hub Group, Inc. Class A(NON)	725	57,630
Kongsberg Gruppen ASA (Norway)	1,327	56,294
Matson, Inc.	1,080	67,511
Nippon Yusen (Japan)	10,000	236,970
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	67,965	278,107
Safe Bulkers, Inc. (Monaco)	5,667	16,491
SITC International Holdings Co., Ltd. (Hong Kong)	12,000	26,689
Southwest Airlines Co.(NON)	25,168	847,407
Teekay Corp. (Bermuda)(NON)	3,385	15,368
Union Pacific Corp.	8,705	1,802,545
United Parcel Service, Inc. Class B	1,142	198,525

		6,844,730
Utilities and power (1.3%)
AES Corp. (The)	7,462	214,607
ALLETE, Inc.	821	52,963
Ameren Corp.	6,086	541,167
American Electric Power Co., Inc.	19,932	1,892,543
Avista Corp.	376	16,672
Black Hills Corp.	229	16,108
Chesapeake Utilities Corp.	423	49,990
Constellation Energy Corp.	8,258	711,922
Dominion Energy, Inc.	3,400	208,488
DTE Energy Co.	1,992	234,120
Duke Energy Corp.	2,129	219,266
E.ON SE (Germany)	48,095	480,545
Edison International	3,542	225,342
Enel SpA (Italy)	32,748	176,327
Eversource Energy	2,800	234,752
Exelon Corp.	24,417	1,055,547
FirstEnergy Corp.	5,685	238,429
Fortum OYJ (Finland)	12,663	210,646
National Guel Gas co.	3,300	208,890
New Jersey Resources Corp.	539	26,745
NiSource, Inc.	7,449	204,252
Northwest Natural Holding Co.	968	46,067
NRG Energy, Inc.	28,873	918,739
Otter Tail Corp.	457	26,830
PNM Resources, Inc.	1,940	94,653
Portland General Electric Co.	1,266	62,034
PPL Corp.	3,400	99,348
Public Service Enterprise Group, Inc.	3,500	214,445
RWE AG (Germany)	10,920	486,158
SJW Group	475	38,565
Southern Co. (The)	2,958	211,231
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	2,297	2,642
Tokyo Gas Co., Ltd. (Japan)	12,300	242,270
Unitil Corp.	320	16,435
Vistra Corp.	8,888	206,202
WEC Energy Group, Inc.	2,000	187,520
Xcel Energy, Inc.	2,756	193,223

		10,265,683

Total common stocks (cost $330,687,175)		$403,825,486

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (31.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.5%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$316,426	$330,892
5.00%, 5/20/49	10,431	10,401
4.70%, with due dates from 5/20/67 to 8/20/67	110,563	108,401
4.639%, 6/20/67	50,329	49,431
4.525%, 3/20/67	65,890	64,531
4.50%, TBA, 1/1/53	6,000,000	5,821,928
4.50%, 5/20/49	18,211	17,779
4.00%, TBA, 1/1/53	4,000,000	3,786,688
3.00%, TBA, 1/1/53	17,000,000	15,141,501
3.00%, with due dates from 8/20/49 to 4/20/51	21,314,665	19,156,959

		44,488,511
U.S. Government Agency Mortgage Obligations (25.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	153,720	148,807
3.00%, with due dates from 2/1/47 to 1/1/48	8,157,636	7,309,612
2.50%, with due dates from 8/1/50 to 8/1/51	4,071,554	3,472,283
Federal National Mortgage Association Pass-Through Certificates
4.00%, 1/1/57	393,460	375,019
4.00%, with due dates from 6/1/48 to 4/1/49	5,772,050	5,499,225
3.50%, 6/1/56	457,904	421,912
3.50%, with due dates from 4/1/52 to 5/1/52	2,859,234	2,627,122
3.00%, with due dates from 4/1/46 to 11/1/48	8,308,717	7,473,263
2.50%, with due dates from 7/1/50 to 8/1/51	28,606,796	24,468,348
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/53	11,000,000	11,170,161
5.50%, TBA, 1/1/53	21,000,000	21,062,353
5.00%, TBA, 1/1/53	51,000,000	50,290,804
4.50%, TBA, 1/1/53	8,000,000	7,711,250
4.00%, TBA, 1/1/53	1,000,000	938,750
3.50%, TBA, 1/1/53	24,000,000	21,826,863
2.50%, TBA, 1/1/53	26,000,000	22,043,125
2.50%, TBA, 1/1/38	22,000,000	20,154,064

		206,992,961

Total U.S. government and agency mortgage obligations (cost $264,394,070)		$251,481,472

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Inflation Index Notes 0.125%, 10/15/24(i)	$147,458	$165,230
U.S. Treasury Notes
2.75%, 2/15/24(i)	104,000	102,835
1.875%, 2/28/27(i)	9,000	8,309
1.625%, 5/15/26(i)	132,000	121,944
0.375%, 4/30/25(i)	124,000	113,301

Total U.S. treasury obligations (cost $511,619)		$511,619

CORPORATE BONDS AND NOTES (23.0%)(a)
		Principal amount	Value
Basic materials (1.3%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$120,000	$121,101
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		15,000	14,344
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		25,000	24,438
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		150,000	123,775
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		35,000	32,693
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		40,000	33,240
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		84,000	80,029
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		75,000	65,278
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		45,000	42,266
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		50,000	40,536
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		55,000	50,859
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32		250,000	231,150
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)		205,000	194,944
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		120,000	116,597
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		985,000	971,531
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		255,000	213,303
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		574,000	491,072
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		272,000	263,272
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		35,000	30,447
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		50,000	44,243
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		100,000	96,000
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		40,000	38,450
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		45,000	33,420
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		200,000	189,404
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		50,000	46,570
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		115,000	107,338
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		65,000	58,633
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		188,000	177,420
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		532,000	431,819
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		65,000	55,249
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		65,000	55,382
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		200,000	155,217
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		266,000	238,889
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		240,000	193,800
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		80,000	68,800
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada) (PIK)		65,000	44,850
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		70,000	56,418
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		362,000	340,702
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		78,000	52,797
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		137,000	108,692
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	100,000	58,434
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$100,000	86,385
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		120,000	99,133
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		35,000	34,299
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		15,000	14,585
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		105,000	99,455
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		85,000	71,061
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		350,000	304,938
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		20,000	16,328
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		70,000	62,060
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		20,000	17,930
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		115,000	105,065
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		520,000	447,958
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		122,000	114,595
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		200,000	151,841
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		100,000	75,466
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		155,000	133,002
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		50,000	40,274
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		455,000	426,761
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29		150,000	142,500
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)		65,000	57,157
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		125,000	89,408
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		95,000	61,533
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		115,000	95,594
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		120,000	113,802
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		617,000	379,872
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		308,000	203,412
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		582,000	546,852
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		515,000	580,711
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		110,000	123,598
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		25,000	27,635
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24		50,000	49,250
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		85,000	75,321
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		105,000	84,763

			10,725,946
Capital goods (1.2%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		55,000	45,238
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		150,000	139,101
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		70,000	66,406
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		75,000	63,938
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Ireland) (PIK)		200,000	139,106
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		167,000	142,830
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		749,000	667,221
Boeing Co. (The) sr. unsec. notes 1.433%, 2/4/24		1,170,000	1,121,219
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		105,000	101,847
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		65,000	63,064
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		110,000	110,582
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		15,000	15,384
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		63,000	63,146
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		130,000	106,505
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		65,000	66,918
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		75,000	65,937
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		30,000	26,258
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		25,000	21,375
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		100,000	95,631
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27		125,000	131,719
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		160,000	124,384
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		255,000	210,715
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		400,000	340,000
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		405,000	336,488
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		194,000	188,386
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31		170,000	130,465
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		357,000	340,463
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		312,000	298,652
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		30,000	25,087
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		130,000	89,102
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		185,000	138,045
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		860,000	793,135
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		140,000	133,051
OT Merger Corp. 144A sr. unsec. notes 7.875%, 10/15/29		140,000	74,200
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		235,000	197,447
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40		195,000	181,943
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		745,000	713,045
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		80,000	69,176
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		110,000	94,875
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		85,000	80,557
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		225,000	193,653
Stevens Holding Co., Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		145,000	145,363
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		55,000	49,431
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		75,000	72,972
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		135,000	126,772
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		110,000	95,948
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		80,000	70,342
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		235,000	231,755
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	100,000	94,684
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		$150,000	127,500
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		58,000	49,755
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		430,000	393,407
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		145,000	128,050
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		140,000	141,816

			9,734,089
Communication services (2.5%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		591,000	481,046
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		339,000	287,088
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		735,000	666,285
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		452,000	418,552
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		189,000	168,094
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		1,601,000	1,068,257
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		732,000	562,549
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		567,000	479,350
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		143,000	139,143
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		70,000	55,720
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		512,000	462,987
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		80,000	68,993
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		65,000	52,137
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		485,000	390,365
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		550,000	495,976
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		590,000	428,310
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		208,000	203,861
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51		330,000	200,662
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63		173,000	104,606
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		1,050,000	761,506
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		263,000	207,533
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		780,000	623,125
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		720,000	654,190
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		424,000	393,583
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		395,000	367,100
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		557,000	517,362
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26(R)		305,000	263,521
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		150,000	142,625
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		163,000	192,219
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		45,000	40,260
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		55,000	44,351
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		75,000	69,693
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		110,000	70,962
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		100,000	79,813
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		55,000	46,328
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		130,000	60,450
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		140,000	121,859
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)		1,380,000	1,261,315
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		55,000	51,071
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		155,000	128,225
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		105,000	82,709
Lumen Technologies, Inc. 144A sr. unsec. unsub. notes 4.50%, 1/15/29		95,000	65,570
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		552,000	572,943
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		110,000	115,754
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31		1,035,000	814,130
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		60,000	54,349
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		837,000	788,363
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		70,000	57,843
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		14,000	14,134
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		365,000	398,329
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		855,000	657,097
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		767,000	534,975
Verizon Communications, Inc. sr. unsec. bonds 1.75%, 1/20/31		290,000	224,993
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31		383,000	314,963
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		775,000	711,648
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		1,337,000	1,285,504
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		206,000	178,783

			19,703,159
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.099%, perpetual maturity		127,000	124,770

			124,770
Consumer cyclicals (2.9%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		95,000	80,793
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		415,000	382,838
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		239,000	202,542
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		1,225,000	1,151,094
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31		208,000	169,863
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29		45,000	24,183
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		50,000	44,610
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		50,000	40,873
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		10,000	8,227
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		20,000	16,853
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31		236,000	169,687
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		55,000	48,340
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		110,000	108,592
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		12,000	12,782
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		60,000	56,304
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27		40,000	24,716
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		165,000	99,000
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		425,000	339,118
BMW Finance NV 144A company guaranty sr. unsec. notes 2.85%, 8/14/29 (Netherlands)		405,000	351,941
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		410,000	395,969
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		50,000	46,569
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		110,000	95,700
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		40,000	32,552
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		200,000	195,781
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		25,000	22,941
Carnival Corp. 144A notes 10.50%, 2/1/26		55,000	55,262
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		135,000	96,395
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		75,000	59,557
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		125,000	111,875
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		130,000	123,988
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		20,000	20,196
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		120,000	99,955
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		115,000	85,398
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		70,000	60,655
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		85,000	62,051
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		905,000	778,263
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A company guaranty notes 5.375%, 8/15/26		120,000	14,100
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		1,390,000	1,289,914
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		110,000	19,053
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		75,000	64,422
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31		310,000	243,523
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		400,000	384,537
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		200,000	164,168
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		145,000	128,370
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)		50,000	44,149
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		40,000	32,502
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		110,000	94,816
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		30,000	26,362
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49		163,000	142,057
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45		50,000	40,639
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		1,082,000	1,018,440
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		85,000	82,475
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32		191,000	149,656
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26		200,000	176,116
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		40,000	34,894
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		215,000	154,940
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		85,000	81,865
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		60,000	58,112
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		170,000	154,056
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		80,000	76,146
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41		300,000	326,289
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		576,000	566,024
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		190,911	162,356
Interpublic Group of Cos, Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31		15,000	11,840
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		944,000	903,213
JELD-WEN, Inc. 144A company guaranty sr. sub. notes 6.25%, 5/15/25		45,000	42,091
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		50,000	37,634
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		135,000	109,856
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		80,000	50,908
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		599,000	577,443
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		190,000	150,801
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		65,000	61,470
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		50,000	48,928
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32		50,000	42,027
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30		10,000	8,677
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		40,000	36,984
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		105,000	84,937
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		80,000	70,266
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		20,000	18,388
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		140,000	117,652
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		145,000	119,910
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		30,000	23,885
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31		755,000	596,427
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27		45,000	38,813
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		35,000	26,600
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		170,000	160,225
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		105,000	91,875
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		80,000	72,800
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		80,000	69,391
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		660,000	633,120
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		324,000	288,473
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26		136,000	130,406
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		298,000	267,430
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		120,000	108,809
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		50,000	43,159
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		100,000	91,016
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		132,000	146,692
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		35,000	31,094
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		90,000	68,075
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		25,000	25,690
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		40,000	33,650
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		90,000	76,941
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		152,000	116,902
S&P Global, Inc. 144A sr. unsec. unsub. notes 2.45%, 3/1/27		20,000	18,266
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		125,000	124,516
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		70,000	59,129
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		160,000	153,600
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		50,000	47,696
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		150,000	121,500
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32		55,000	41,453
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		60,000	48,150
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31		65,000	52,098
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27		55,000	49,088
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		90,000	85,031
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		165,000	128,728
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		115,000	100,085
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 3.125%, 9/1/26		384,000	340,969
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		700,000	647,053
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		75,000	43,125
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		50,000	43,271
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31		5,000	3,889
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		40,000	30,100
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		70,000	64,591
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	8,999
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		70,000	57,045
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		35,000	28,076
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		135,000	117,367
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		325,000	248,003
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		200,000	171,785
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		90,000	84,013
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		155,000	116,669
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		105,000	93,188
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		50,000	49,756
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		100,000	96,481
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		40,000	38,228
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		130,000	109,890
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		140,000	109,900
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		281,000	351,134
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32		1,381,000	1,137,619
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. notes 3.755%, 3/15/27		385,000	346,704
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		60,000	51,901
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		120,000	108,297
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		100,000	85,713
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		30,000	29,834

			22,682,882
Consumer staples (1.0%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		70,000	56,687
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		70,000	62,678
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		90,000	80,550
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		30,000	26,774
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		105,000	97,531
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		90,000	91,903
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48		588,000	510,944
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		205,000	158,248
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		685,000	640,166
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		15,000	12,775
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		28,508	28,344
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		120,000	97,465
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		300,000	325,924
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		363,000	343,183
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24		300,000	289,861
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		111,000	102,962
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		50,000	40,330
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		100,000	93,275
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		50,000	49,875
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		535,000	451,572
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31		735,000	590,240
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27		118,000	109,807
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		60,000	57,600
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27		512,000	489,163
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		75,000	71,063
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		125,000	110,400
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		54,000	49,680
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		45,000	34,509
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		25,000	20,409
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		415,000	369,956
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		70,000	44,804
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24		850,000	811,136
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	395,000	391,361
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		$90,000	86,903
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		606,000	614,199
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		480,000	462,000
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		55,000	53,488
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26		90,000	84,672
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		165,000	107,199
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		90,000	88,923
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		30,000	27,788
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		50,000	41,925
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		75,000	68,813

			8,347,085
Energy (1.5%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		60,000	60,736
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		50,000	50,275
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		55,000	45,579
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		65,000	58,504
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		445,000	421,808
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		715,000	672,289
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		80,000	76,263
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		180,000	164,700
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		36,000	37,396
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		175,000	164,892
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		120,000	118,551
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		80,000	68,109
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		96,000	76,292
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		55,000	53,566
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		110,000	94,567
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		95,000	85,738
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		563,000	515,855
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		135,000	134,673
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		85,000	79,123
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		515,000	381,454
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		50,000	49,598
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		135,000	136,078
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		75,000	85,119
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		50,000	56,422
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		290,000	269,728
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		145,000	132,529
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		600,000	574,512
Energy Transfer LP/Regency Energy Finance Corp. sr. unsec. unsub. notes 4.50%, 11/1/23		24,000	23,790
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		140,000	133,350
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23		690,000	687,288
EQT Corp. sr. unsec. notes 7.00%, 2/1/30		55,000	57,042
EQT Corp. sr. unsec. notes 5.678%, 10/1/25		175,000	174,149
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		10,000	9,388
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		170,000	166,938
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		50,000	45,743
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		95,000	87,846
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		45,000	38,471
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		355,000	345,800
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		150,000	136,576
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		90,000	84,400
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		60,000	57,217
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		35,000	35,437
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		45,000	42,408
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		70,000	72,337
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		25,000	25,230
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		180,000	176,147
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		262,000	282,123
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		135,000	137,700
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34		35,000	35,219
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		95,000	101,117
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		35,000	35,201
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30		30,000	32,921
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		95,000	85,146
Permian Resources Operating LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		120,000	109,234
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	198,000
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		146,000	146,575
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		139,000	132,147
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		898,000	705,152
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		190,000	183,825
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		25,000	23,275
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		190,000	173,841
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		174,000	163,555
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		120,000	120,029
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		52,000	50,987
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		980,000	922,867
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		40,000	38,529
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		85,000	82,522
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		25,000	23,969
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25		95,000	91,199
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		110,000	100,322
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		205,000	190,047
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		340,000	316,377
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		95,000	82,294
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		120,000	106,350
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		227,000	190,680
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		36,400	35,672
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		65,625	63,861
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		75,000	75,188
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		100,000	95,929
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		50,000	46,750
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33		100,000	81,690
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		85,000	74,375
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		30,000	28,485

			12,427,066
Financials (7.2%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		200,000	193,962
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		915,000	715,311
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.50%, 9/15/23 (Ireland)		460,000	456,978
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)		450,000	406,796
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		90,000	82,706
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28		240,000	195,479
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		279,000	260,960
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		972,000	827,635
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		130,000	116,852
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		500,000	516,173
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27		370,000	346,807
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28		172,000	134,103
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29		45,000	38,167
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27		725,000	614,454
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		204,000	186,956
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		130,000	107,280
Athene Global Funding 144A notes 1.985%, 8/19/28		660,000	531,018
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	199,282
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	187,660
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		1,400,000	1,057,150
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	393,471
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		204,000	196,860
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		10,000	9,863
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27		2,355,000	2,063,254
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		735,000	597,402
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		1,460,000	1,208,968
Bank of America Corp. unsec. sub. FRN (ICE LIBOR USD 3 Month + 0.76%), 5.529%, 9/15/26		100,000	97,068
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		870,000	879,884
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		280,000	265,580
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		635,000	424,105
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		151,000	135,364
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31		205,000	148,978
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		285,000	208,587
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		200,000	190,550
Boston Properties, LP sr. unsec. notes 6.75%, 12/1/27(R)		161,000	166,008
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		200,000	195,782
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		295,000	283,352
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		140,000	139,678
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		1,420,000	1,021,364
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		374,000	318,835
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		2,519,000	2,313,423
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		576,000	538,254
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		275,000	228,513
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		385,000	367,062
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		340,000	333,955
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25		500,000	489,259
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		90,000	85,743
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		115,000	67,850
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		1,010,000	933,403
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)		182,000	165,456
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29		335,000	305,121
Credit Suisse Group AG 144A jr. unsec. sub. FRN 7.50%, perpetual maturity (Switzerland)		225,000	195,750
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		311,000	249,282
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		1,090,000	930,960
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		400,000	380,072
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)		1,315,000	1,178,443
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		204,000	193,136
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		714,000	674,795
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		190,000	185,330
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		51,000	48,450
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		713,000	724,602
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		345,000	341,810
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		67,000	60,265
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		80,000	73,600
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		60,000	46,695
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		260,000	207,840
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		85,000	83,556
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		84,000	82,410
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		30,000	28,779
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		60,000	53,100
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		189,000	152,618
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		916,000	853,362
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		2,035,000	1,937,573
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		289,000	241,176
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		130,000	127,269
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29		35,000	30,568
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36		592,000	425,737
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		95,000	91,285
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		85,000	77,826
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		50,000	42,283
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40		483,000	334,979
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		242,000	182,039
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27		98,000	94,680
Intesa Sanpaolo SpA 144A sr. unsec. notes 3.875%, 1/12/28 (Italy)		400,000	352,391
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		85,000	84,782
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		60,000	59,549
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		360,000	352,773
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		43,000	41,851
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		252,000	222,075
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 5.606%, 5/15/47		293,000	224,312
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		2,495,000	1,946,099
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		2,650,000	2,449,811
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26		74,000	71,502
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23		1,053,000	1,048,049
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		250,000	216,957
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		140,000	113,030
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		30,000	28,186
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		100,000	84,003
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		295,000	282,471
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		305,000	280,337
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		344,000	332,266
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		385,000	415,842
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23		420,000	419,684
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		425,000	406,606
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29		2,470,000	2,261,913
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		715,000	605,080
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23		1,324,000	1,322,785
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		115,000	89,413
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		85,000	69,310
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		225,000	181,532
New York Life Global Funding 144A notes 1.10%, 5/5/23		1,176,000	1,161,715
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		45,000	42,790
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		50,000	46,042
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		150,000	122,685
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31		50,000	39,651
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		100,000	90,122
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		165,000	146,575
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		1,065,000	983,866
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		192,000	159,958
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		80,000	71,627
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		100,000	94,773
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		440,000	434,122
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		430,000	409,705
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		35,000	33,352
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		390,000	315,953
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)		755,000	732,354
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		760,000	700,000
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		390,000	364,723
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24		141,000	126,936
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26		470,000	461,801
UBS Group AG 144A sr. unsec. FRN 4.703%, 8/5/27 (Switzerland)		233,000	225,192
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		589,000	575,041
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		960,000	730,533
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25		105,000	101,151
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		433,000	410,773
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		162,000	147,055
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		127,000	122,555
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		98,000	85,776
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		2,835,000	2,388,198
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26		370,000	362,585
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)		92,000	86,564
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		187,000	123,470

			58,139,243
Health care (2.0%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		11,000	10,711
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25		525,000	511,670
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		110,000	5,500
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		495,000	425,892
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		710,000	656,016
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		75,000	51,722
Bausch Health Cos., Inc. 144A company guaranty sr. sub. notes 11.00%, 9/30/28		20,000	15,597
Bausch Health Cos., Inc. 144A company guaranty sub. notes 14.00%, 10/15/30		4,000	2,375
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		90,000	57,244
Becton Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27		88,000	83,145
Becton Dickinson and Co. sr. unsec. sub. bonds 1.957%, 2/11/31		795,000	628,683
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23		712,000	710,413
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24		808,000	784,355
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		80,000	65,580
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		95,000	86,814
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		50,000	43,375
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		45,000	39,600
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		45,000	40,969
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		10,000	8,365
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		40,000	34,298
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		75,000	36,000
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		65,000	33,408
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		45,000	33,932
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23		391,000	388,420
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		998,000	909,112
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		192,412	172,923
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		265,000	198,642
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28		115,000	109,424
GE Healthcare Holding, LLC 144A company guaranty sr. unsec. notes 5.65%, 11/15/27		165,000	166,931
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		96,000	92,523
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		86,000	78,509
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		105,000	103,832
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		50,000	43,124
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		365,000	372,677
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	178,230
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)		67,000	44,555
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24		28,000	27,355
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		685,000	563,384
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25		172,000	164,821
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		140,000	103,171
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		40,000	32,238
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		90,000	71,484
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		1,130,000	991,352
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		35,000	30,615
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		90,000	77,346
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		120,000	95,676
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		530,000	501,463
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		955,000	824,673
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		135,000	126,566
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		123,000	114,888
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		95,000	77,226
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		55,000	46,322
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		25,000	24,381
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		190,000	176,746
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		740,000	699,776
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		75,000	64,973
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30		120,000	114,336
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		215,000	191,468
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		540,000	455,499
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		1,455,000	1,393,380
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		535,000	533,734
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		459,000	392,192
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		540,000	512,938
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27		130,000	120,183

			15,752,752
Technology (1.7%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60		520,000	292,936
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		505,000	464,289
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		1,420,000	1,307,473
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61		310,000	196,123
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24		175,000	170,376
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		350,000	323,451
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		453,000	390,658
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		275,000	215,078
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		55,000	44,138
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		30,000	29,175
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		468,000	442,677
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,645,000	1,496,523
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		85,000	61,054
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		70,000	68,469
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		115,000	97,790
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		45,000	41,530
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		40,000	36,400
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		75,000	58,125
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		165,000	139,221
Google, LLC sr. unsec. notes 3.375%, 2/25/24		540,000	540,530
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		185,000	160,509
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52		334,000	265,413
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27		184,000	171,488
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23		270,000	268,847
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52		1,170,000	827,776
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		1,800,000	1,678,415
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27		65,000	62,640
NortonLifeLock, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27		50,000	49,000
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		510,000	376,479
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30		175,000	149,205
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		1,105,000	807,640
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		310,000	284,470
Picard Midco, Inc. 144A sr. notes. 6.50%, 3/31/29		185,000	155,822
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		140,000	109,200
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		490,000	311,138
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		490,000	321,154
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		385,000	316,716
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		545,000	416,934
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		125,000	106,875
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		55,000	43,635
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		105,000	85,302
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29		145,000	133,459
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		295,000	247,913

			13,766,046
Transportation (0.3%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		105,000	95,965
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		105,000	100,973
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)		950,000	846,581
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		370,000	310,259
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		155,000	145,696
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		210,000	192,632
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		160,000	151,831
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		315,000	308,349
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		40,000	34,828
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		40,000	37,077
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		230,000	218,500

			2,442,691
Utilities and power (1.4%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26		180,000	159,838
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		405,000	322,186
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		575,000	549,133
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		140,000	114,893
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32		88,000	72,820
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		45,000	33,529
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		25,000	22,368
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		35,000	30,765
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		20,000	19,051
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		150,000	133,797
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		20,000	16,778
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		10,000	8,581
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		208,000	216,784
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		205,000	171,567
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		570,000	449,829
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		775,000	715,102
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39		255,000	274,763
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		585,000	541,688
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23		164,000	162,223
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		495,000	411,560
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		395,000	379,757
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		1,080,000	952,221
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27		68,000	67,517
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25		78,000	73,456
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		935,000	694,238
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		286,000	242,964
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		1,310,000	1,051,162
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27		485,000	483,190
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		125,000	111,047
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		68,000	65,893
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		210,000	209,546
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		6,000	5,949
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		65,000	57,483
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		249,000	239,821
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		410,000	307,931
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		50,000	44,137
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		110,000	109,394
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		560,000	450,193
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		50,000	45,825
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		85,000	72,593
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		215,000	217,612
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		45,000	40,947
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		311,000	280,163
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		275,000	263,742
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		125,000	120,427
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		65,000	60,326

			11,074,789

Total corporate bonds and notes (cost $210,269,530)			$184,920,518

MORTGAGE-BACKED SECURITIES (6.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (1.5%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x ICE LIBOR USD 1 Month) + 25.79%), 8.419%, 4/15/37	$32,952	$51,113
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR USD 1 Month) + 19.86%), 6.906%, 3/15/35	61,783	78,150
REMICs IFB Ser. 2990, Class LB, ((-2.556 x ICE LIBOR USD 1 Month) + 16.95%), 5.91%, 6/15/34	12,693	13,703
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	2,225,527	482,202
REMICs Ser. 5170, Class CI, IO, 5.50%, 5/25/44	2,318,902	458,308
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,954,987	627,113
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	3,644,733	815,928
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	3,165,885	602,499
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	5,265,535	1,010,140
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	2,990,177	622,112
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	2,910,172	562,223
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	3,033,068	541,533
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	2,159,530	376,738
REMICs Ser. 5167, IO, 3.00%, 11/25/51	4,002,395	623,013
REMICs Ser. 5094, Class AI, IO, 3.00%, 4/25/41	5,535,008	722,234
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.732%, 4/15/44	3,438,749	319,467
REMICs Ser. 3391, PO, zero %, 4/15/37	2,834	2,317
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x ICE LIBOR USD 1 Month) + 39.90%), 13.568%, 7/25/36	9,806	18,035
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x ICE LIBOR USD 1 Month) + 24.57%), 8.475%, 3/25/36	36,089	38,605
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x ICE LIBOR USD 1 Month) + 20.12%), 6.516%, 12/25/35	18,444	24,759
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	2,420,890	422,155
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	4,774,204	587,581
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	4,652,694	506,213
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	4,057,135	534,105
REMICs IFB Ser. 17-69, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.761%, 9/25/47	2,930,966	341,123
REMICs IFB Ser. 19-43, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.711%, 8/25/49	2,395,735	251,640
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	7,378	6,078
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	646	560
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	989	783
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	95,787	20,056
Ser. 13-14, IO, 3.50%, 12/20/42	162,624	17,228
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	4,457,560	660,610
Ser. 20-138, Class AI, IO, 3.00%, 9/20/50	2,255,833	340,712
Ser. 15-H26, Class EI, IO, 1.687%, 10/20/65(WAC)	989,286	40,660
Ser. 16-H16, Class EI, IO, 1.64%, 6/20/66(WAC)	1,922,589	81,710
FRB Ser. 16-H16, Class LI, IO, 1.039%, 7/20/66(WAC)	7,814,308	285,244
Ser. 15-H25, Class BI, IO, 0.711%, 10/20/65(WAC)	1,633,577	65,016

		12,151,666
Commercial mortgage-backed securities (2.3%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 0.963%, 5/15/53(WAC)	3,174,059	160,941
AREIT CRE Trust 144A FRB Ser. 21-CRE5, Class A, 5.419%, 11/17/38 (Cayman Islands)	270,350	258,184
AREIT Trust 144A FRB Ser. 20-CRE4, Class C, 7.031%, 4/15/37	335,000	329,975
AREIT, LLC 144A FRB Ser. 22-CRE7, Class A, 6.567%, 6/17/39	270,000	266,625
BANK
FRB Ser. 17-BNK8, Class B, 3.952%, 11/15/50(WAC)	275,000	233,910
FRB Ser. 19-BN20, Class XA, IO, 0.814%, 9/15/62(WAC)	3,786,557	156,888
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	395,000	330,583
FRB Ser. 19-C4, Class XA, IO, 1.554%, 8/15/52(WAC)	2,785,134	199,910
Benchmark Mortgage Trust Ser. 19-B11, Class AS, 3.784%, 5/15/52	181,000	161,213
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 5.368%, 5/15/38 (Cayman Islands)	399,000	389,499
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	179,000	161,077
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.08%, 12/15/47(WAC)	71,648	69,498
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	411,000	344,529
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.088%, 3/11/47(WAC)	455,000	425,365
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.876%, 11/10/46(WAC)	577,000	544,974
FRB Ser. 14-CR17, Class C, 4.781%, 5/10/47(WAC)	217,000	197,445
FRB Ser. 14-CR18, Class C, 4.747%, 7/15/47(WAC)	246,000	229,036
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	233,000	230,936
Ser. 14-LC15, Class B, 4.599%, 4/10/47(WAC)	190,000	180,753
FRB Ser. 15-LC21, Class B, 4.33%, 7/10/48(WAC)	289,000	252,924
FRB Ser. 15-LC19, Class C, 4.215%, 2/10/48(WAC)	433,000	396,780
FRB Ser. 14-UBS4, Class XA, IO, 1.087%, 8/10/47(WAC)	4,338,455	48,935
FRB Ser. 13-LC13, Class XA, IO, 0.958%, 8/10/46(WAC)	3,406,731	11,933
FRB Ser. 14-UBS6, Class XA, IO, 0.836%, 12/10/47(WAC)	3,558,239	41,752
FRB Ser. 14-CR14, Class XA, IO, 0.512%, 2/10/47(WAC)	11,222,422	43,032
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.792%, 7/10/46(WAC)	548,925	498,858
FRB Ser. 13-CR13, Class D, 4.876%, 11/10/46(WAC)	299,000	251,944
FRB Ser. 13-CR9, Class D, 4.289%, 7/10/45(WAC)	215,000	189,490
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.258%, 4/15/50(WAC)	708,000	608,992
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	255,000	234,359
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	264,000	247,875
Ser. 19-C17, Class AS, 3.278%, 9/15/52	435,000	364,568
FRB Ser. 20-C19, Class XA, IO, 1.108%, 3/15/53(WAC)	5,732,086	345,851
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.361%, 8/10/44(WAC)	615,013	561,937
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.756%, 9/25/27(WAC)	4,648,353	133,940
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class C, 4.686%, 6/10/47(WAC)	715,000	675,742
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.355%, 8/10/43(WAC)	435,000	327,130
FRB Ser. 13-GC14, Class B, 4.718%, 8/10/46(WAC)	219,000	212,504
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	95,768	94,379
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.647%, 4/15/47(WAC)	84,000	79,227
FRB Ser. 14-C22, Class C, 4.547%, 9/15/47(WAC)	204,000	183,729
FRB Ser. 13-C12, Class B, 4.113%, 7/15/45(WAC)	389,000	383,963
FRB Ser. 13-C12, Class C, 4.113%, 7/15/45(WAC)	378,000	360,307
FRB Ser. 14-C25, Class XA, IO, 0.808%, 11/15/47(WAC)	2,977,219	33,908
FRB Ser. 14-C19, Class XA, IO, 0.62%, 4/15/47(WAC)	3,378,908	16,253
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-C16, Class C, 5.008%, 12/15/46(WAC)	262,000	252,960
Ser. 14-C20, Class AS, 4.043%, 7/15/47	320,000	307,719
FRB Ser. 13-LC11, Class XA, IO, 1.22%, 4/15/46(WAC)	1,762,270	775
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	253,000	194,582
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	10,238	—
MF1 Multifamily Housing Mortgage Loan Trust 144A FRB Ser. 22-FL9, Class A, (CME Term SOFR 1 Month + 2.15%), 6.471%, 6/19/37	452,000	442,872
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.059%, 2/15/47(WAC)	313,000	301,133
Ser. 14-C15, Class B, 4.565%, 4/15/47(WAC)	215,000	207,023
FRB Ser. 14-C17, Class C, 4.48%, 8/15/47(WAC)	381,000	357,538
FRB Ser. 15-C24, Class B, 4.329%, 5/15/48(WAC)	193,000	181,509
Ser. 13-C8, Class B, 3.511%, 12/15/48(WAC)	15,929	15,869
FRB Ser. 14-C17, Class XA, IO, 1.027%, 8/15/47(WAC)	2,368,634	21,266
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.611%, 8/15/45(WAC)	414,000	382,143
FRB Ser. 12-C6, Class D, 4.523%, 11/15/45(WAC)	265,000	233,285
Morgan Stanley Capital I Trust Ser. 16-UB12, Class AS, 3.778%, 12/15/49(WAC)	193,000	169,536
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.083%, 7/15/49(WAC)	206,000	198,263
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 5.576%, 8/9/37 (Cayman Islands)	276,000	259,272
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	357,873	4
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.032%, 12/15/50(WAC)	2,858,457	103,625
FRB Ser. 18-C8, Class XA, IO, 0.837%, 2/15/51(WAC)	3,309,573	111,863
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class D, 4.702%, 5/10/63(WAC)	319,000	14,355
FRB Ser. 12-C2, Class XA, IO, 0.524%, 5/10/63(WAC)	1,871,410	33
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 5.439%, 6/16/36	97,078	93,796
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.296%, 7/15/46(WAC)	251,000	246,352
FRB Ser. 13-LC12, Class C, 4.296%, 7/15/46(WAC)	409,000	342,210
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	216,000	192,966
FRB Ser. 19-C52, Class XA, IO, 1.604%, 8/15/52(WAC)	2,372,671	173,568
FRB Ser. 14-LC16, Class XA, IO, 1.08%, 8/15/50(WAC)	3,930,330	41,391
FRB Ser. 16-LC25, Class XA, IO, 0.832%, 12/15/59(WAC)	4,093,261	106,069
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.296%, 7/15/46(WAC)	401,000	161,898
WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	629,000	610,218
FRB Ser. 13-C11, Class C, 4.192%, 3/15/45(WAC)	628,000	604,574
Ser. 13-C11, Class AS, 3.311%, 3/15/45	150,756	149,037
Ser. 12-C10, Class AS, 3.241%, 12/15/45	66,189	66,189
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.378%, 3/15/44(WAC)	524,141	267,417
Ser. 11-C4, Class E, 4.844%, 6/15/44(WAC)	123,000	94,180
FRB Ser. 12-C9, Class D, 4.774%, 11/15/45(WAC)	168,464	159,175
FRB Ser. 13-C15, Class D, 4.529%, 8/15/46(WAC)	153,000	90,633
FRB Ser. 12-C10, Class XA, IO, 1.181%, 12/15/45(WAC)	107,639	83

		18,627,034
Residential mortgage-backed securities (non-agency) (2.3%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 4.579%, 5/25/47	450,682	245,657
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	47,392	43,560
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	73,307	67,149
BankUnited Trust FRB Ser. 05-1, Class 1A1, (ICE LIBOR USD 1 Month + 0.60%), 4.989%, 9/25/45	63,113	58,160
Bear Stearns Asset Backed Securities I Trust FRB Ser. 05-HE8, Class M3, (ICE LIBOR USD 1 Month + 1.95%), 6.339%, 8/25/35	134,544	130,503
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (ICE LIBOR USD 1 Month + 2.50%), 6.889%, 10/25/29 (Bermuda)	410,857	407,645
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 4.928%, 8/25/69	288,277	270,743
Ser. 21-C, Class A1, 1.62%, 3/1/61	260,333	218,680
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	250,000	213,847
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31(WAC)	601,000	568,310
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.724%, 5/25/35(WAC)	104,335	100,676
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	6,451	6,292
Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 5.013%, 11/20/35	235,864	206,050
FRB Ser. 05-65CB, Class 2A1, (ICE LIBOR USD 1 Month + 0.43%), 4.814%, 12/25/35	331,433	224,315
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 4.769%, 8/25/46	381,384	301,217
FRB Ser. 06-OA19, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 4.533%, 2/20/47	226,619	170,705
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 2.988%, 6/25/46	239,309	195,369
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61(WAC)	163,027	147,539
Ser. 21-RPL4, Class A1, 1.796%, 12/27/60(WAC)	158,734	149,210
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.089%, 11/25/28 (Bermuda)	189,271	185,927
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (ICE LIBOR USD 1 Month + 6.35%), 10.739%, 9/25/28	339,384	358,691
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (ICE LIBOR USD 1 Month + 5.55%), 9.939%, 7/25/28	395,970	420,830
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 9.389%, 12/25/28	258,523	268,155
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 9.089%, 4/25/28	96,308	99,655
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (ICE LIBOR USD 1 Month + 3.55%), 7.939%, 8/25/29	136,738	141,182
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 6.878%, 6/25/42	44,337	44,824
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 6.789%, 2/25/47	278,013	270,961
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M2, (US 30 Day Average SOFR + 2.80%), 6.728%, 10/25/50	27,977	28,112
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 6.578%, 7/25/42	195,845	195,845
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD 1 Month + 1.90%), 6.289%, 1/25/50	32,335	31,836
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 6.228%, 8/25/33	440,000	435,008
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 5.778%, 1/25/42	138,000	130,960
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 5.389%, 2/25/47	1,022,823	1,000,471
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.228%, 2/25/42	137,578	135,514
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 4.928%, 1/25/42	52,324	50,985
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 4.778%, 9/25/41	69,539	66,495
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 4.728%, 10/25/41	272,000	268,501
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	159,723	155,580
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month + 6.95%), 11.339%, 8/25/28	236,214	251,643
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 11.139%, 8/25/28	379,230	398,979
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 10.389%, 9/25/28	264,464	280,957
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month + 5.90%), 10.289%, 10/25/28	47,046	49,235
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 10.089%, 4/25/28	540,604	570,257
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 9.939%, 4/25/28	511,986	538,355
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 9.389%, 11/25/24	4,823	4,879
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.90%), 9.289%, 11/25/24	62,349	65,365
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%), 8.839%, 1/25/29	491,913	505,470
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (ICE LIBOR USD 1 Month + 4.35%), 8.739%, 5/25/29	321,981	331,627
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month + 4.30%), 8.689%, 2/25/25	19,209	19,894
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 8.639%, 4/25/29	224,528	230,161
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 8.639%, 1/25/29	588,677	621,045
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 8.389%, 5/25/25	25,905	26,636
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (ICE LIBOR USD 1 Month + 3.65%), 8.039%, 9/25/29	27,000	27,887
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (ICE LIBOR USD 1 Month + 3.55%), 7.939%, 7/25/29	460,173	469,411
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 7.289%, 7/25/24	40,488	40,754
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 5.639%, 7/25/29	39,771	39,414
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1ED1, (ICE LIBOR USD 1 Month + 0.65%), 5.039%, 1/25/31	35,779	35,242
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 6.928%, 4/25/42	497,000	480,879
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 6.839%, 7/25/31	10,173	10,148
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 6.539%, 11/25/39	103,414	101,071
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 6.444%, 9/25/42	123,674	123,400
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 6.439%, 1/25/40	206,990	205,555
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 5.128%, 1/25/42	74,937	73,813
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 4.928%, 12/25/41	103,363	101,683
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 4.828%, 11/25/41	45,284	44,392
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 4.678%, 10/25/41	22,820	22,656
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 12/25/24(WAC)	281,421	272,801
FWD Securitization Trust 144A Ser. 19-INV1, Class A3, 3.11%, 6/25/49(WAC)	372,707	333,346
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	194,446	164,549
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 6.25%, 11/25/59	222,354	218,835
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	332,651	323,121
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	206,278	196,828
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (ICE LIBOR USD 1 Month + 0.80%), 5.189%, 2/25/34	299,204	287,749
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (ICE LIBOR USD 1 Month + 0.83%), 5.214%, 8/25/34	52,444	50,020
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 3.45%, 8/26/47(WAC)	66,166	64,047
Pagaya AI Technology in Housing Trust 144A Ser. 22-1, Class A, 4.25%, 8/25/25	190,000	182,400
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (ICE LIBOR USD 1 Month + 1.05%), 5.439%, 10/25/34	185,118	179,564
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	209,000	197,441
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50(WAC)	152,879	129,947
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	493,000	425,984
Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	403,000	307,794
Ser. 21-3, Class A1, 1.127%, 6/25/56(WAC)	152,819	121,017
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (ICE LIBOR USD 1 Month + 0.85%), 5.239%, 5/25/47	369,962	290,150
FRB Ser. 07-AR1, Class 2A1, (ICE LIBOR USD 1 Month + 0.18%), 4.569%, 1/25/37	86,931	73,185
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	174,000	156,848
Triangle Re, Ltd. 144A FRB Ser. 21-2, Class M1A, (ICE LIBOR USD 1 Month + 2.05%), 6.439%, 10/25/33 (Bermuda)	2,080	2,067
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (ICE LIBOR USD 1 Month + 0.96%), 5.349%, 7/25/45	104,703	94,819
FRB Ser. 04-AR13, Class A2B, (ICE LIBOR USD 1 Month + 0.88%), 5.269%, 11/25/34	124,880	111,359
FRB Ser. 05-AR11, Class A1B3, (ICE LIBOR USD 1 Month + 0.80%), 5.189%, 8/25/45	116,713	110,313
FRB Ser. 05-AR12, Class 1A8, 3.813%, 10/25/35(WAC)	222,158	187,934
FRB Ser. 04-AR3, Class A2, 3.104%, 6/25/34(WAC)	108,327	99,305

		18,267,390

Total mortgage-backed securities (cost $52,047,088)		$49,046,090

COLLATERALIZED LOAN OBLIGATIONS (2.1%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 5.395%, 4/23/34 (Cayman Islands)	$250,000	$243,040
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.179%, 4/15/34 (Cayman Islands)	500,000	499,353
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME TERM SOFR 3 Month + 1.33%), 5.318%, 1/21/35 (Cayman Islands)	250,000	242,085
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 5.443%, 7/20/34 (Cayman Islands)	510,000	497,787
AGL Static CLO 18, Ltd. 144A FRB Ser. 22-18A, Class A1, (CME TERM SOFR 3 Month + 1.32%), 5.308%, 4/21/31 (Jersey)	293,182	288,752
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.425%, 4/22/34	250,000	243,717
American Money Management Corp. CLO 21, Ltd. 144A FRB Ser. 17-21A, Class A, (ICE LIBOR USD 3 Month + 1.25%), 5.71%, 11/2/30 (Cayman Islands)	400,000	395,362
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 5.508%, 10/25/32 (Cayman Islands)	200,000	194,494
Apidos CLO XII 144A FRB Ser. 18-12A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.159%, 4/15/31 (Cayman Islands)	500,000	492,666
Apidos CLO XXIV 144A FRB Ser. 21-24A, Class A1AL, (ICE LIBOR USD 3 Month + 0.95%), 5.193%, 10/20/30 (Cayman Islands)	250,000	246,118
Apidos CLO XXXV 144A FRB Ser. 21-35A, Class A, (ICE LIBOR USD 3 Month + 1.05%), 5.293%, 4/20/34 (Cayman Islands)	250,000	243,240
Ares XLI CLO, Ltd. 144A FRB Ser. 21-41A, Class AR2, (ICE LIBOR USD 3 Month + 1.07%), 5.149%, 4/15/34 (Cayman Islands)	500,000	485,248
Ballyrock CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 5.393%, 10/20/34 (Cayman Islands)	300,000	292,365
Battery Park CLO II, Ltd. 144A FRB Ser. 22-1A, Class A1, (CME TERM SOFR 3 Month + 2.21%), 6.39%, 10/20/35	250,000	248,286
Benefit Street Partners CLO V-B, Ltd. 144A FRB Ser. 18-5BA, Class A1A, (ICE LIBOR USD 3 Month + 1.09%), 5.333%, 4/20/31	250,000	246,899
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 5.575%, 11/22/34 (Cayman Islands)	400,000	385,115
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 5.249%, 10/15/34 (Cayman Islands)	250,000	243,278
Canyon Capital CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 5.149%, 7/15/31 (Cayman Islands)	250,000	245,347
Carlyle Global Market Strategies CLO, Ltd. 144A FRB Ser. 18-3RA, Class A1A, (ICE LIBOR USD 3 Month + 1.05%), 5.408%, 7/27/31 (Cayman Islands)	247,958	244,186
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 5.353%, 4/20/32 (Cayman Islands)	460,000	450,567
Cent CLO 21, Ltd. 144A FRB Ser. 21-21A, Class A1R3, (ICE LIBOR USD 3 Month + 0.97%), 5.328%, 7/27/30 (Cayman Islands)	576,656	568,114
CIFC Funding, Ltd. 144A FRB Ser. 21-4A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 5.275%, 10/24/30 (Cayman Islands)	279,000	275,496
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 21-29A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 5.413%, 10/20/34	500,000	485,016
Dryden CLO, Ltd. 144A FRB Ser. 21-72A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.686%, 5/15/32 (Cayman Islands)	250,000	244,760
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A, Class ARR, (ICE LIBOR USD 3 Month + 1.20%), 5.279%, 4/16/34 (Cayman Islands)	350,000	340,372
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (ICE LIBOR USD 3 Month + 1.23%), 5.309%, 10/15/31 (Cayman Islands)	249,053	245,886
Gulf Stream Meridian 1, Ltd. 144A FRB Ser. 20-IA, Class A1, (ICE LIBOR USD 3 Month + 1.37%), 5.449%, 4/15/33 (Cayman Islands)	250,000	244,826
ICG US CLO, Ltd. 144A FRB Ser. 18-1A, Class A2R, (ICE LIBOR USD 3 Month + 1.55%), 5.777%, 10/19/28 (Cayman Islands)	250,000	243,270
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.323%, 4/20/31 (Cayman Islands)	250,000	244,184
Madison Park Funding XIV, Ltd. 144A FRB Ser. 18-14A, Class A2RR, (ICE LIBOR USD 3 Month + 1.40%), 5.725%, 10/22/30 (Cayman Islands)	250,000	241,310
Madison Park Funding XVIII, Ltd. 144A FRB Ser. 21-18A, Class ARR, (ICE LIBOR USD 3 Month + 0.94%), 5.218%, 10/21/30 (Cayman Islands)	500,000	492,920
Madison Park Funding XXX, Ltd. 144A FRB Ser. 18-30A, Class A, (ICE LIBOR USD 3 Month + 0.75%), 4.829%, 4/15/29	287,091	283,389
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (ICE LIBOR USD 3 Month + 1.32%), 5.399%, 4/15/32 (Cayman Islands)	220,000	215,664
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 5.369%, 1/15/35 (Cayman Islands)	250,000	241,090
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (ICE LIBOR USD 3 Month + 1.35%), 1.482%, 4/15/31 (Cayman Islands)	250,000	245,044
OCP CLO, Ltd. 144A FRB Ser. 21-13A, Class A1AR, (ICE LIBOR USD 3 Month + 0.96%), 5.039%, 7/15/30 (Cayman Islands)	500,000	492,406
OCP CLO, Ltd. 144A FRB Ser. 21-17A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 5.283%, 7/20/32 (Cayman Islands)	500,000	488,918
OZLM XVIII, Ltd. 144A FRB Ser. 18-18A, Class A, (ICE LIBOR USD 3 Month + 1.02%), 5.099%, 4/15/31 (Cayman Islands)	250,000	244,482
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 6.606%, 5/15/32 (Cayman Islands)	293,000	277,522
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.39%), 5.633%, 1/20/34 (Cayman Islands)	250,000	244,275
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (ICE LIBOR USD 3 Month + 1.00%), 5.243%, 10/20/31 (Cayman Islands)	250,000	244,152
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.17%), 5.413%, 7/20/34 (Cayman Islands)	564,000	549,333
Saranac CLO VI, Ltd. 144A FRB Ser. 21-6A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 5.873%, 8/13/31 (Jersey)	250,000	244,546
Shackleton CLO, Ltd. 144A FRB Ser. 18-4RA, Class A1A, (ICE LIBOR USD 3 Month + 1.00%), 4.941%, 4/13/31 (Cayman Islands)	250,000	245,443
Sixth Street CLO XVI, Ltd. 144A FRB Ser. 20-16A, Class A1A, (ICE LIBOR USD 3 Month + 1.32%), 5.563%, 10/20/32 (Cayman Islands)	250,000	247,836
Sound Point CLO XIV, Ltd. 144A FRB Ser. 21-3A, Class AR2, (ICE LIBOR USD 3 Month + 0.99%), 5.315%, 1/23/29 (Cayman Islands)	181,911	180,451
Sound Point CLO XVIII, Ltd. 144A FRB Ser. 18-4A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 5.363%, 1/21/31 (Cayman Islands)	500,000	490,113
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 5.249%, 7/15/34 (Cayman Islands)	250,000	240,882
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 5.413%, 7/20/34 (Cayman Islands)	258,000	248,052
Venture 33 CLO, Ltd. 144A FRB Ser. 21-33A, Class A1LR, (ICE LIBOR USD 3 Month + 1.06%), 5.139%, 7/15/31 (Cayman Islands)	238,000	233,488
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (ICE LIBOR USD 3 Month + 1.26%), 5.339%, 1/15/32 (Cayman Islands)	250,000	243,479
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (ICE LIBOR USD 3 Month + 1.70%), 5.943%, 1/20/29 (Cayman Islands)	224,000	214,867
Wellfleet CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.179%, 7/17/31	250,000	244,745
Zais CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.33%), 5.573%, 10/20/33	286,000	279,591
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (ICE LIBOR USD 3 Month + 1.49%), 5.569%, 7/15/32	468,000	458,754

Total collateralized loan obligations (cost $17,318,956)		$17,152,581

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.1%)(a)
	Principal amount	Value
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)	$350,000	$259,875
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)	358,000	309,976
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)	650,000	550,875
Colombia (Republic of) sr. unsec. unsub. notes 4.50%, 3/15/29 (Colombia)	310,000	267,721
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)	665,000	590,188
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)	233,000	193,407
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)	515,000	519,677
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	258,000	252,391
Dominican (Republic of) 144A sr. unsec. bonds 6.00%, 2/22/33 (Dominican Republic)	320,000	288,657
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)	800,000	783,970
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	825,000	809,534
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)	240,000	249,295
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	470,000	421,181
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)	290,000	299,857
Panama (Republic of) sr. unsec. unsub. bonds 3.298%, 1/19/33 (Panama)	420,000	340,725
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	200,000	194,250
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	200,000	196,750
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)	620,000	548,533
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	255,000	210,375
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	300,000	284,621
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)	690,000	532,005
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)	680,000	544,183
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	210,000	265,248

Total foreign government and agency bonds and notes (cost $9,687,249)		$8,913,294

COMMODITY LINKED NOTES (0.5%)(a)(CLN)
	Principal amount	Value
Goldman Sachs International 144A notes zero %, 3/31/23 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	$4,963,000	$4,254,737

Total commodity Linked Notes (cost $4,963,000)		$4,254,737

SENIOR LOANS (0.4%)(a)(c)
	Principal amount	Value
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.634%, 4/1/28	$78,800	$77,839
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.00%), 7.274%, 4/22/26	97,822	52,681
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 8.993%, 4/20/28	50,000	49,727
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 0.00%), 8.073%, 10/19/27	83,308	80,422
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 10.134%, 11/18/29	80,000	68,300
Asurion, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.25%), 9.634%, 1/30/29	35,000	27,050
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 1 Month + 3.25%), 7.634%, 7/31/27	44,323	38,700
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.506%, 12/7/29	20,000	20,000
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 8.496%, 6/21/24	179,773	160,447
BWAY Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.37%, 4/3/24	132,249	128,962
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 7.915%, 8/21/26	104,460	94,947
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.50%), 7.884%, 11/23/27	101,369	88,516
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 8.48%, 5/27/28	128,050	127,286
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 9.384%, 7/22/27	156,141	151,685
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 7.75%), 12.134%, 7/30/28	50,000	49,175
Epicor Software Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.634%, 7/30/27	391,000	374,648
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 8.422%, 10/2/25	65,982	45,981
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.384%, 12/1/27	83,513	80,016
HUB International, Ltd. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.528%, 4/25/25	14,811	14,660
iHeartCommunications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 7.634%, 5/1/26	66,870	61,458
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 7.317%, 12/15/27	39,300	38,092
Klockner-Pentaplast of America, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 8.259%, 2/4/26	48,876	43,210
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.813%, 6/1/28	132,839	124,537
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 8.822%, 4/11/29	60,000	53,438
One Call Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 5.50%), 9.875%, 4/22/27	63,578	51,923
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 8.634%, 12/17/28	193,050	160,419
PetSmart, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.13%, 1/29/28	158,622	154,904
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 8.73%, 6/3/28	73,790	67,175
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 10.985%, 8/31/29	75,000	71,750
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 12.75%, 2/28/26	55,000	28,325
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 8.634%, 11/28/25	59,100	56,810
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (CME TERM SOFR 3 Month + 3.00%), 7.165%, 10/1/25	65,644	64,626
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.23%, 12/17/26	400,788	374,380
TIBCO Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.18%, 3/30/29	25,000	22,281
TK Elevator US Newco, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 6.871%, 7/31/27	54,180	52,047
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 8.998%, 5/3/27	70,000	64,085
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.108%, 4/21/28	103,163	101,673
Vertiv Group Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.75%), 6.892%, 3/2/27	173,748	167,306
Vision Solutions, Inc. bank term loan FRN (US SOFR + 4.00%), 8.358%, 4/24/28	74,811	61,794

Total senior loans (cost $3,819,357)		$3,551,275

ASSET-BACKED SECURITIES (0.3%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$161,087	$159,073
Mortgage Repurchase Agreement Financing Trust II 144A FRN Ser. 22-S1, Class A1, (US 30 Day Average SOFR + 2.00%), 5.805%, 3/30/25	375,000	375,000
MRA Issuance Trust 144A FRB Ser. 22-2, Class A3, (US SOFR + 1.25%), 5.06%, 1/17/23	783,000	783,000
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 5.139%, 5/25/55	341,000	323,812
Station Place Securitization Trust 144A FRB Ser. 22-3, Class A1, (CME Term SOFR 1 Month + 1.25%), 5.573%, 5/29/23	737,000	737,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (ICE LIBOR USD 1 Month + 0.60%), 4.989%, 1/25/46	178,910	178,479

Total asset-backed securities (cost $2,574,377)		$2,556,364

INVESTMENT COMPANIES (0.1%)(a)
	Shares	Value
iShares Russell 1000 Value ETF	5,637	$854,851

Total investment companies (cost $770,344)		$854,851

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.	268	$363,763
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	428	489,641

Total convertible preferred stocks (cost $707,597)		$853,404

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$55,000	$34,458
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	130,000	119,600
Transocean, Inc. company guaranty cv. sr. unsec. sub. notes 0.50%, 1/30/23	49,000	47,101

Total convertible bonds and notes (cost $213,230)		$201,159

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Moderna, Inc. (Call)	Jun-23/$261.50	$1,649,450	$9,183	$76,684

Total purchased options outstanding (cost $165,294)				$76,684

SHORT-TERM INVESTMENTS (7.2%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.53%(AFF)	Shares	29,330,977	$29,330,977
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%(P)	Shares	450,000	450,000
U.S. Treasury Bills 4.001%, 1/10/23(SEGCCS)		$500,000	499,649
U.S. Treasury Bills 3.944%, 1/17/23(SEG)(SEGCCS)(SEGTBA)		1,100,000	1,098,427
U.S. Treasury Bills 3.652%, 1/12/23(SEG)(SEGSF)(SEGCCS)(SEGTBA)		12,800,000	12,788,887
U.S. Treasury Bills 3.814%, 2/2/23(SEGCCS)(SEGTBA)		6,400,000	6,379,695
U.S. Treasury Bills 3.687%, 1/24/23(SEG)(SEGSF)(SEGTBA)		1,300,000	1,297,087
U.S. Treasury Bills 3.978%, 1/3/23(SEG)(SEGSF)(SEGCCS)(SEGTBA)		5,800,000	5,800,000

Total short-term investments (cost $57,640,172)			$57,644,722
TOTAL INVESTMENTS

Total investments (cost $955,769,058)			$985,844,256

	FORWARD CURRENCY CONTRACTS at 12/31/22 (aggregate face value $18,499,578) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	3/15/23	$55,587	$56,113	$526
	Barclays Bank PLC
		Swedish Krona	Buy	3/15/23	966,560	966,908	(348)
	Citibank, N.A.
		Danish Krone	Sell	3/15/23	319,381	309,979	(9,402)
	HSBC Bank USA, National Association
		Hong Kong Dollar	Buy	2/15/23	881,522	876,727	4,795
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	1/18/23	219,661	217,831	(1,830)
		Norwegian Krone	Sell	3/15/23	334,788	329,614	(5,174)
		Singapore Dollar	Buy	2/15/23	180,952	171,748	9,204
		South Korean Won	Sell	2/15/23	1,504,188	1,349,185	(155,003)
	Morgan Stanley & Co. International PLC
		Canadian Dollar	Sell	1/18/23	2,119,356	2,102,068	(17,288)
		Euro	Sell	3/15/23	70,666	69,435	(1,231)
	NatWest Markets PLC
		British Pound	Sell	3/15/23	3,062,878	3,093,089	30,211
		Japanese Yen	Buy	2/15/23	952,119	856,252	95,867
		Swiss Franc	Buy	3/15/23	766,314	751,162	15,152
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/18/23	1,897,240	1,769,927	127,313
		Chinese Yuan (Offshore)	Buy	2/15/23	542,622	516,324	26,298
		Swiss Franc	Buy	3/15/23	2,553,619	2,503,980	49,639
	UBS AG
		Australian Dollar	Buy	1/18/23	563,382	535,908	27,474
	WestPac Banking Corp.
		Japanese Yen	Buy	2/15/23	2,250,011	2,023,328	226,683

	Unrealized appreciation						613,162

	Unrealized (depreciation)						(190,276)

	Total						$422,886
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	409	$39,753,266	$39,865,230	Mar-23	$698,281
Russell 2000 Index E-Mini (Long)	8	704,498	708,360	Mar-23	(16,322)
S&P 500 Index E-Mini (Long)	6	1,151,850	1,158,300	Mar-23	(487)
S&P 500 Index E-Mini (Short)	980	188,135,500	189,189,000	Mar-23	5,271,547
S&P Mid Cap 400 Index E-Mini (Long)	1	243,038	244,260	Mar-23	1,461
S&P Mid Cap 400 Index E-Mini (Short)	64	15,554,432	15,632,640	Mar-23	281,144
U.S. Treasury Bond 30 yr (Long)	159	19,929,656	19,929,656	Mar-23	(151,678)
U.S. Treasury Bond Ultra 30 yr (Long)	235	31,563,438	31,563,438	Mar-23	(255,177)
U.S. Treasury Bond Ultra 30 yr (Short)	3	402,938	402,938	Mar-23	2,962
U.S. Treasury Note 2 yr (Long)	323	66,240,235	66,240,235	Mar-23	52,133
U.S. Treasury Note 5 yr (Long)	602	64,973,672	64,973,672	Mar-23	(150,502)
U.S. Treasury Note 5 yr (Short)	21	2,266,523	2,266,523	Mar-23	5,414
U.S. Treasury Note 10 yr (Long)	305	34,250,547	34,250,547	Mar-23	(215,866)
U.S. Treasury Note Ultra 10 yr (Short)	26	3,075,313	3,075,313	Mar-23	19,816

Unrealized appreciation					6,332,758

Unrealized (depreciation)					(790,032)

Total					$5,542,726

WRITTEN OPTIONS OUTSTANDING at 12/31/22 (premiums $118,950) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Moderna, Inc. (Call)	Jun-23/$281.60	$1,649,450	$9,183	$54,224

Total				$54,224

TBA SALE COMMITMENTS OUTSTANDING at 12/31/22 (proceeds receivable $23,621,172) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.00%, 1/1/53	$1,000,000	1/12/23	$986,094
Uniform Mortgage-Backed Securities, 4.50%, 1/1/53	1,000,000	1/12/23	963,906
Uniform Mortgage-Backed Securities, 3.00%, 1/1/53	9,000,000	1/12/23	7,906,641
Uniform Mortgage-Backed Securities, 2.50%, 1/1/53	8,000,000	1/12/23	6,782,500
Uniform Mortgage-Backed Securities, 2.00%, 1/1/53	8,000,000	1/12/23	6,529,750

Total			$23,168,891

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$62,340,000	$281,777	(E)	$(202,143)	3/15/25	4.10% — Annually	US SOFR — Annually	$79,634
		40,747,000	184,176	(E)	134,837	3/15/25	US SOFR — Annually	4.10% — Annually	(49,340)
		61,082,000	26,265	(E)	245,183	3/15/28	3.70% — Annually	US SOFR — Annually	215,899
		34,388,000	655,435	(E)	(481,364)	3/15/33	3.30% — Annually	US SOFR — Annually	174,071
		21,496,000	409,714	(E)	303,613	3/15/33	US SOFR — Annually	3.30% — Annually	(106,101)
		17,939,000	979,111	(E)	876,863	3/15/53	US SOFR — Annually	2.90% — Annually	(102,247)
		2,483,000	7,101		(33)	12/29/32	3.5235% — Annually	US SOFR — Annually	7,229

	Total				$876,956				$219,145
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$13,806,988	$12,875,325	$—	12/1/32	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$(968,865)
	13,859,565	12,929,314	—	12/1/23	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	957,074
	Goldman Sachs International
	18,185,794	18,073,148	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(131,953)
	17,391,859	17,266,131	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	131,013
	7,796	7,676	—	12/15/25	(US SOFR plus 0.40%) — Monthly	Evraz PLC — Monthly	(132)

	Upfront premium received		—	Unrealized appreciation			1,088,087

	Upfront premium (paid)		—	Unrealized (depreciation)			(1,100,950)

		Total	$—			Total	$(12,863)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Altice USA, Inc. Class A	Communication services	37,897	$174,325	1.35%
American International Group, Inc.	Financials	2,738	173,163	1.34%
Textron, Inc.	Capital goods	2,421	171,397	1.33%
Targa Resources Corp.	Energy	2,323	170,741	1.33%
Toll Brothers, Inc.	Consumer cyclicals	3,415	170,465	1.32%
O'Reilly Automotive, Inc.	Consumer cyclicals	200	168,675	1.31%
Johnson Controls International PLC	Capital goods	2,601	166,459	1.29%
Gartner, Inc.	Consumer cyclicals	493	165,756	1.29%
Hologic, Inc.	Health care	2,208	165,216	1.28%
General Dynamics Corp.	Capital goods	662	164,167	1.28%
Valero Energy Corp.	Energy	1,293	164,059	1.27%
Ulta Beauty, Inc.	Consumer staples	349	163,735	1.27%
AbbVie, Inc.	Health care	1,008	162,892	1.27%
Allison Transmission Holdings, Inc.	Capital goods	3,857	160,462	1.25%
Apollo Global Management, Inc.	Financials	2,490	158,861	1.23%
Genuine Parts Co.	Consumer cyclicals	914	158,650	1.23%
Constellation Energy Corp.	Utilities and power	1,798	154,981	1.20%
Booking Holdings, Inc.	Consumer cyclicals	77	154,375	1.20%
Boyd Gaming Corp.	Consumer cyclicals	2,818	153,644	1.19%
Wyndham Hotels & Resorts, Inc.	Consumer cyclicals	2,151	153,381	1.19%
MGIC Investment Corp.	Financials	11,656	151,525	1.18%
Cadence Design Systems, Inc.	Technology	934	150,012	1.17%
Unum Group	Financials	3,649	149,731	1.16%
Merck & Co., Inc.	Health care	1,348	149,576	1.16%
Pure Storage, Inc. Class A	Technology	5,572	149,111	1.16%
Marathon Oil Corp.	Energy	5,483	148,438	1.15%
Wix.com, Ltd. (Israel)	Technology	1,907	146,510	1.14%
Synopsys, Inc.	Technology	458	146,326	1.14%
Molina Healthcare, Inc.	Health care	437	144,267	1.12%
Wintrust Financial Corp.	Financials	1,702	143,884	1.12%
ON Semiconductor Corp.	Technology	2,298	143,321	1.11%
Autonation, Inc.	Consumer cyclicals	1,333	142,992	1.11%
Manhattan Associates, Inc.	Technology	1,172	142,270	1.10%
East West Bancorp, Inc.	Financials	2,152	141,794	1.10%
Procore Technologies, Inc.	Technology	2,890	136,367	1.06%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	3,554	135,067	1.05%
Virtu Financial, Inc. Class A	Financials	6,596	134,619	1.05%
ManpowerGroup, Inc.	Consumer staples	1,610	133,978	1.04%
Smartsheet, Inc. Class A	Technology	3,347	131,739	1.02%
Uber Technologies, Inc.	Consumer staples	5,273	130,412	1.01%
Bio-Rad Laboratories, Inc. Class A	Health care	310	130,207	1.01%
Apartment Income REIT Corp.	Financials	3,738	128,261	1.00%
WestRock Co.	Basic materials	3,554	124,973	0.97%
Travel + Leisure Co.	Consumer cyclicals	3,372	122,740	0.95%
Tapestry, Inc.	Consumer cyclicals	3,197	121,750	0.95%
Live Nation Entertainment, Inc.	Consumer cyclicals	1,733	120,833	0.94%
Pinterest, Inc. Class A	Technology	4,815	116,905	0.91%
Expedia Group, Inc.	Consumer cyclicals	1,332	116,726	0.91%
NRG Energy, Inc.	Utilities and power	3,658	116,393	0.90%
Penske Automotive Group, Inc.	Consumer cyclicals	999	114,807	0.89%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Five Below, Inc.	Consumer cyclicals	1,071	$189,436	1.47%
Universal Health Services, Inc. Class B	Health care	1,317	185,501	1.43%
Shift4 Payments, Inc. Class A	Consumer cyclicals	3,272	182,990	1.42%
BioMarin Pharmaceutical, Inc.	Health care	1,706	176,571	1.37%
Air Products & Chemicals, Inc.	Basic materials	555	171,211	1.32%
Ross Stores, Inc.	Consumer cyclicals	1,464	169,939	1.31%
Wynn Resorts, Ltd.	Consumer cyclicals	2,059	169,842	1.31%
Berkshire Hathaway, Inc. Class B	Financials	541	167,061	1.29%
BWX Technologies, Inc.	Capital goods	2,830	164,338	1.27%
RPM International, Inc.	Basic materials	1,663	162,030	1.25%
Ceridian HCM Holding, Inc.	Technology	2,517	161,486	1.25%
Cooper Cos., Inc. (The)	Health care	485	160,274	1.24%
TD SYNNEX Corp.	Technology	1,684	159,511	1.23%
Exact Sciences Corp.	Health care	3,216	159,214	1.23%
Commerce Bancshares, Inc./MO	Financials	2,331	158,699	1.23%
Becton Dickinson and Co.	Health care	618	157,051	1.21%
NextEra Energy, Inc.	Utilities and power	1,853	154,939	1.20%
Equifax, Inc.	Consumer cyclicals	790	153,535	1.19%
Erie Indemnity Co. Class A	Financials	610	151,736	1.17%
Texas Instruments, Inc.	Technology	917	151,546	1.17%
T Rowe Price Group, Inc.	Financials	1,328	144,845	1.12%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	2,875	142,105	1.10%
Pioneer Natural Resources Co.	Energy	616	140,612	1.09%
New York Community Bancorp, Inc.	Financials	16,322	140,372	1.09%
Boston Beer Co., Inc. Class A	Consumer staples	426	140,299	1.09%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	2,011	140,024	1.08%
Kemper Corp.	Financials	2,820	138,762	1.07%
Domino's Pizza, Inc.	Consumer staples	396	137,075	1.06%
General Electric Co.	Conglomerates	1,633	136,799	1.06%
NortonLifeLock, Inc.	Technology	6,293	134,867	1.04%
Tyler Technologties, Inc.	Technology	409	131,714	1.02%
Broadridge Financial Solutions, Inc.	Financials	977	131,092	1.01%
Param,ount Global Class B	Consumer cyclicals	7,709	130,123	1.01%
Polaris, Inc.	Consumer cyclicals	1,279	129,216	1.00%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	10,480	128,272	0.99%
Take-Two Interactive Software, Inc.	Technology	1,227	127,743	0.99%
Prudential Financial, Inc.	Financials	1,265	125,839	0.97%
Aspen Technology, Inc.	Technology	609	125,187	0.97%
New Fortress Energy, Inc.	Energy	2,938	124,627	0.96%
Organon & Co.	Health care	4,455	124,430	0.96%
Carnival Corp.	Consumer cyclicals	15,262	123,011	0.95%
Welltower, Inc.	Financials	1,851	121,303	0.94%
Digital Realty Trust, Inc.	Financials	1,209	121,206	0.94%
Driven Brands Holdings, Inc.	Consumer cyclicals	4,274	116,719	0.90%
Boeing Co. (The)	Capital goods	607	115,623	0.89%
Ball Corp.	Capital goods	2,253	115,227	0.89%
Thor Industries, Inc.	Consumer cyclicals	1,473	111,226	0.86%
Caterpillar, Inc.	Capital goods	460	110,149	0.85%
Stanley Black & Decker, Inc.	Consumer cyclicals	1,442	108,302	0.84%
CH Robinson Worldwide, Inc.	Transportation	1,136	103,973	0.80%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Energias de Portugal (EDP) SA (Portugal)	Utilities and power	25,179	$125,118	0.69%
Merck & Co., Inc.	Health care	1,062	117,829	0.65%
Eiffage SA (France)	Basic materials	1,178	115,606	0.64%
Exxon Mobil Corp.	Energy	1,046	115,406	0.64%
Chevron Corp.	Energy	639	114,740	0.63%
Vinci SA (France)	Capital goods	1,152	114,717	0.63%
PepsiCo, Inc.	Consumer staples	633	114,379	0.63%
Fortive Corp.	Capital goods	1,766	113,481	0.63%
Keysight Technologies, Inc.	Technology	663	113,455	0.63%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	7,253	110,547	0.61%
SEI Investments Co.	Financials	1,879	109,561	0.61%
Hershey Co. (The)	Consumer staples	472	109,215	0.60%
Diageo PLC (United Kingdom)	Consumer staples	2,475	108,681	0.60%
Secom Co., Ltd. (Japan)	Consumer cyclicals	1,889	108,011	0.60%
Weyerhaeuser Co.	Basic materials	3,484	107,997	0.60%
Hartford Financial Services Group, Inc. (The)	Financials	1,413	107,124	0.59%
Textron, Inc.	Capital goods	1,493	105,706	0.58%
AT&T, Inc.	Communication services	5,722	105,342	0.58%
Philip Morris International, Inc.	Consumer staples	1,040	105,288	0.58%
Cummins, Inc.	Capital goods	432	104,602	0.58%
Ferrari NV (Italy)	Consumer cyclicals	486	103,857	0.57%
GoDaddy, Inc. Class A	Technology	1,385	103,629	0.57%
MSCI, Inc.	Technology	220	102,557	0.57%
FactSet Research Systems, Inc.	Consumer cyclicals	255	102,343	0.57%
Garmin, Ltd.	Technology	1,084	100,061	0.55%
Canadian Utilities, Ltd. Class A (Canada)	Utilities and power	3,685	99,684	0.55%
Marubeni Corp. (Japan)	Conglomerates	8,612	98,888	0.55%
Chubb, Ltd.	Financials	438	96,631	0.53%
Agilent Technologies, Inc.	Technology	641	95,927	0.53%
Colgate-Palmolive Co.	Consumer staples	1,174	92,484	0.51%
Sekisui Chemical Co., Ltd. (Japan)	Financials	6,542	91,477	0.51%
Gilead Sciences, Inc.	Health care	1,043	89,550	0.50%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	Communication services	51,084	87,807	0.49%
Leidos Holdings, Inc.	Technology	827	86,975	0.48%
Shell PLC (London Exchange) (United Kingdom)	Energy	3,105	86,880	0.48%
Nestle SA (Switzerland)	Consumer staples	748	86,579	0.48%
Nitto Denko Corp. (Japan)	Basic materials	1,456	84,410	0.47%
Avery Dennison Corp.	Basic materials	465	84,185	0.47%
Mettler-Toledo International, Inc.	Health care	58	83,586	0.46%
VeriSign, Inc.	Technology	405	83,103	0.46%
ConocoPhillips	Energy	704	83,067	0.46%
Toppan, Inc. (Japan)	Consumer cyclicals	5,551	82,208	0.45%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	3,971	82,183	0.45%
Recruit Holdings Co., Ltd. (Japan)	Consumer staples	2,582	81,723	0.45%
Red Electrica Corporacion SA (Spain)	Utilities and power	4,609	79,977	0.44%
3M Co.	Conglomerates	658	78,960	0.44%
Dropbox, Inc. Class A	Technology	3,518	78,737	0.44%
Daito Trust Construction Co., Ltd. (Japan)	Consumer cyclicals	765	78,483	0.43%
Power Assets Holdings, Ltd. (Hong Kong)	Utilities and power	14,232	77,954	0.43%
NetApp, Inc.	Technology	1,288	77,362	0.43%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
SoftBank Corp. (Japan)	Communication services	10,207	$115,724	0.67%
CGI Group, Inc. Class A (Canada)	Technology	1,298	111,900	0.65%
Enel SpA (Italy)	Utilities and power	20,754	111,749	0.65%
Allianz SE (Germany)	Financials	515	110,684	0.64%
Reed Elsevier (United Kingdom)	Consumer cyclicals	3,998	110,585	0.64%
Solvay SA (France)	Basic materials	1,090	110,169	0.64%
LVMH Moet Hennessy Louis Vuitton SA (France)	Consumer cyclicals	151	109,871	0.64%
Visa, Inc. Class A	Financials	526	109,258	0.63%
AXA SA (France)	Financials	3,874	108,048	0.63%
Imperial Brands PLC (United Kingdom)	Consumer staples	4,312	107,970	0.63%
BNP Paribas SA (France)	Financials	1,890	107,713	0.62%
Air Liquide SA (France)	Basic materials	757	107,251	0.62%
Orange SA (France)	Communication services	10,765	106,951	0.62%
Moody's Corp.	Consumer cyclicals	378	105,456	0.61%
Toyota Motor Corp. (Japan)	Consumer cyclicals	7,570	104,553	0.61%
Equifax, Inc.	Consumer cyclicals	517	100,578	0.58%
Waste Connections, Inc.	Capital goods	743	98,462	0.57%
BlackRock, Inc.	Financials	131	92,563	0.54%
Swisscom AG (Switzerland)	Communication services	167	91,437	0.53%
Bridgestone Corp. (Japan)	Consumer cyclicals	2,554	91,272	0.53%
Berkshire Hathaway, Inc. Class B	Financials	293	90,410	0.52%
Heineken NV (Netherlands)	Consumer staples	959	90,227	0.52%
EssilorLuxottica SA (France)	Health care	495	89,687	0.52%
NICE, Ltd. (Israel)	Communication services	461	89,129	0.52%
Cooper Cos., Inc. (The)	Health care	267	88,435	0.51%
D.R. Horton, Inc.	Consumer cyclicals	966	86,065	0.50%
S&P Global, Inc.	Consumer cyclicals	257	85,988	0.50%
Coca-Cola Co. (The)	Consumer staples	1,335	84,917	0.49%
International Paper Co.	Basic materials	2,434	84,275	0.49%
ORIX Corp. (Japan)	Financials	5,178	83,590	0.48%
Ingersoll Rand, Inc.	Capital goods	1,549	80,910	0.47%
Monster Beverage Corp.	Consumer staples	786	79,832	0.46%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	2,538	79,486	0.46%
STERIS PLC	Health care	430	79,441	0.46%
CSL, Ltd. (Australia)	Health care	397	77,756	0.45%
Kubota Corp. (Japan)	Capital goods	5,580	77,261	0.45%
Atmos Energy Corp.	Utilities and power	687	77,004	0.45%
United Parcel Service, Inc. Class B	Transportation	442	76,825	0.44%
Masco Corp.	Consumer cyclicals	1,638	76,449	0.44%
CK Hutchison Holdings, Ltd. (Hong Kong)	Consumer staples	12,532	75,218	0.44%
Fastenal Co.	Consumer staples	1,572	74,406	0.43%
Swiss Re AG (Switzerland)	Financials	791	73,945	0.43%
Howmet Aerospace, Inc.	Capital goods	1,872	73,766	0.43%
Toyota Industries Corp. (Japan)	Consumer cyclicals	1,332	73,482	0.43%
TJX Cos., Inc. (The)	Consumer cyclicals	904	71,983	0.42%
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	Consumer staples	1	71,939	0.42%
Nippon Yusen KK (Japan)	Transportation	3,020	71,568	0.41%
EDP Renovaveis SA (Spain)	Utilities and power	3,202	70,544	0.41%
TOTO, Ltd. (Japan)	Basic materials	2,051	70,333	0.41%
Koei Tecmo Holdings Co., Ltd. (Japan)	Technology	3,808	69,402	0.40%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	$23,165	$41,000	$8,778	11/18/54	500 bp — Monthly	$14,427
	CMBX NA BB.6 Index	B/P	27,399	130,587	49,963	5/11/63	500 bp — Monthly	(22,436)
	CMBX NA BB.7 Index	B-/P	21,179	415,000	138,444	1/17/47	500 bp — Monthly	(116,862)
	CMBX NA BB.9 Index	B/P	814	4,000	1,245	9/17/58	500 bp — Monthly	(427)
	CMBX NA BB.9 Index	B/P	8,577	42,000	13,070	9/17/58	500 bp — Monthly	(4,452)
	CMBX NA BBB-.10 Index	BB+/P	2,978	24,000	4,159	11/17/59	300 bp — Monthly	(1,167)
	CMBX NA BBB-.10 Index	BB+/P	4,255	39,000	6,759	11/17/59	300 bp — Monthly	(2,481)
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	9,898	74,000	24,686	1/17/47	500 bp — Monthly	(14,716)
	CMBX NA BBB-.7 Index	BB-/P	11,936	151,000	32,329	1/17/47	300 bp — Monthly	(20,305)
	Goldman Sachs International
	CMBX NA A.14 Index	A-/P	(17)	1,000	86	12/16/72	200 bp — Monthly	(103)
	CMBX NA A.14 Index	A-/P	(34)	2,000	173	12/16/72	200 bp — Monthly	(206)
	CMBX NA A.6 Index	A/P	282	4,128	556	5/11/63	200 bp — Monthly	(272)
	CMBX NA A.6 Index	A/P	593	5,504	741	5/11/63	200 bp — Monthly	(146)
	CMBX NA A.6 Index	A/P	1,900	7,339	988	5/11/63	200 bp — Monthly	915
	CMBX NA A.6 Index	A/P	417	8,256	1,111	5/11/63	200 bp — Monthly	(691)
	CMBX NA A.6 Index	A/P	(48)	11,467	1,544	5/11/63	200 bp — Monthly	(1,586)
	CMBX NA A.6 Index	A/P	(225)	12,843	1,729	5/11/63	200 bp — Monthly	(1,948)
	CMBX NA A.7 Index	BBB+/P	1,462	29,000	1,653	1/17/47	200 bp — Monthly	(180)
	CMBX NA BB.9 Index	B/P	213	1,000	311	9/17/58	500 bp — Monthly	(98)
	CMBX NA BBB-.14 Index	BBB-/P	135	3,000	558	12/16/72	300 bp — Monthly	(421)
	CMBX NA BBB-.7 Index	BB-/P	5,300	62,000	13,274	1/17/47	300 bp — Monthly	(7,939)
	CMBX NA BBB-.7 Index	BB-/P	5,793	68,000	14,559	1/17/47	300 bp — Monthly	(8,727)
	CMBX NA BBB-.7 Index	BB-/P	19,769	251,000	53,739	1/17/47	300 bp — Monthly	(33,824)
	JPMorgan Securities LLC
	CMBX NA A.14 Index	A-/P	(33)	5,000	432	12/16/72	200 bp — Monthly	(463)
	CMBX NA A.7 Index	BBB+/P	11,139	254,000	14,478	1/17/47	200 bp — Monthly	(3,241)
	CMBX NA BB.10 Index	B/P	4,092	51,000	16,259	5/11/63	500 bp — Monthly	(12,117)
	CMBX NA BB.7 Index	B-/P	112,621	230,000	76,728	1/17/47	500 bp — Monthly	36,116
	CMBX NA BBB-.8 Index	BB/P	2,807	18,000	2,862	10/17/57	300 bp — Monthly	(45)
	Merrill Lynch International
	CMBX NA BB.9 Index	B/P	4,456	21,000	6,535	9/17/58	500 bp — Monthly	(2,059)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(7,754)	520,000	43,108	12/16/72	200 bp — Monthly	(50,660)
	CMBX NA A.6 Index	A/P	2,840	14,678	1,976	5/11/63	200 bp — Monthly	871
	CMBX NA BB.6 Index	B/P	16,453	45,808	17,526	5/11/63	500 bp — Monthly	(1,028)
	CMBX NA BB.6 Index	B/P	33,019	91,616	35,052	5/11/63	500 bp — Monthly	(1,944)
	CMBX NA BB.9 Index	B/P	1,047	5,000	1,556	9/17/58	500 bp — Monthly	(504)

Upfront premium received			334,539		Unrealized appreciation			52,329

Upfront premium (paid)			(8,111)		Unrealized (depreciation)			(311,048)

	Total		$326,428				Total	$(258,719)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(4,069)	$22,476	$3,025	5/11/63	(200 bp) — Monthly	$(1,054)
	CMBX NA A.6 Index	(3,985)	18,806	2,531	5/11/63	(200 bp) — Monthly	(1,461)
	CMBX NA A.6 Index	(410)	2,293	309	5/11/63	(200 bp) — Monthly	(103)
	CMBX NA A.6 Index	(243)	1,376	185	5/11/63	(200 bp) — Monthly	(58)
	CMBX NA A.6 Index	(82)	459	62	5/11/63	(200 bp) — Monthly	(21)
	CMBX NA A.6 Index	(81)	459	62	5/11/63	(200 bp) — Monthly	(19)
	CMBX NA A.6 Index	(82)	459	62	5/11/63	(200 bp) — Monthly	(21)
	CMBX NA A.7 Index	(1,357)	183,000	10,431	1/17/47	(200 bp) — Monthly	9,003
	CMBX NA BB.10 Index	(30,138)	125,000	39,850	11/17/59	(500 bp) — Monthly	9,591
	CMBX NA BB.10 Index	(13,515)	53,000	16,896	11/17/59	(500 bp) — Monthly	3,330
	CMBX NA BB.10 Index	(4,696)	45,000	14,346	11/17/59	(500 bp) — Monthly	9,606
	CMBX NA BB.10 Index	(4,167)	38,000	12,114	11/17/59	(500 bp) — Monthly	7,911
	CMBX NA BB.11 Index	(1,787)	26,000	5,567	11/18/54	(500 bp) — Monthly	3,754
	CMBX NA BB.11 Index	(1,296)	10,000	2,141	11/18/54	(500 bp) — Monthly	836
	CMBX NA BB.11 Index	(259)	5,000	1,071	11/18/54	(500 bp) — Monthly	806
	CMBX NA BB.8 Index	(12,404)	34,787	12,558	10/17/57	(500 bp) — Monthly	121
	CMBX NA BB.8 Index	(3,725)	28,989	10,465	10/17/57	(500 bp) — Monthly	6,712
	CMBX NA BB.9 Index	(4,129)	40,000	12,448	9/17/58	(500 bp) — Monthly	8,280
	CMBX NA BB.9 Index	(1,371)	34,000	10,581	9/17/58	(500 bp) — Monthly	9,177
	CMBX NA BBB-.10 Index	(9,236)	31,000	5,372	11/17/59	(300 bp) — Monthly	(3,881)
	CMBX NA BBB-.10 Index	(4,183)	17,000	2,946	11/17/59	(300 bp) — Monthly	(1,247)
	CMBX NA BBB-.10 Index	(3,579)	15,000	2,600	11/17/59	(300 bp) — Monthly	(988)
	CMBX NA BBB-.12 Index	(61,189)	194,000	35,075	8/17/61	(300 bp) — Monthly	(26,227)
	CMBX NA BBB-.12 Index	(14,764)	84,000	15,187	8/17/61	(300 bp) — Monthly	375
	CMBX NA BBB-.12 Index	(14,363)	43,000	7,774	8/17/61	(300 bp) — Monthly	(6,613)
	CMBX NA BBB-.12 Index	(13,709)	39,000	7,051	8/17/61	(300 bp) — Monthly	(6,680)
	CMBX NA BBB-.12 Index	(13,039)	37,000	6,690	8/17/61	(300 bp) — Monthly	(6,371)
	CMBX NA BBB-.12 Index	(6,849)	36,000	6,509	8/17/61	(300 bp) — Monthly	(361)
	CMBX NA BBB-.12 Index	(4,417)	26,000	4,701	8/17/61	(300 bp) — Monthly	269
	CMBX NA BBB-.12 Index	(5,415)	24,000	4,339	8/17/61	(300 bp) — Monthly	(1,090)
	CMBX NA BBB-.12 Index	(847)	5,000	904	8/17/61	(300 bp) — Monthly	54
	CMBX NA BBB-.14 Index	(199)	1,000	186	12/16/72	(300 bp) — Monthly	(13)
	CMBX NA BBB-.14 Index	(112)	1,000	186	12/16/72	(300 bp) — Monthly	73
	CMBX NA BBB-.8 Index	(10,650)	71,000	11,289	10/17/57	(300 bp) — Monthly	598
	CMBX NA BBB-.8 Index	(5,828)	42,000	6,678	10/17/57	(300 bp) — Monthly	826
	CMBX NA BBB-.8 Index	(3,330)	24,000	3,816	10/17/57	(300 bp) — Monthly	472
	CMBX NA BBB-.8 Index	(3,006)	21,000	3,339	10/17/57	(300 bp) — Monthly	321
	CMBX NA BBB-.8 Index	(2,845)	18,000	2,862	10/17/57	(300 bp) — Monthly	6
	CMBX NA BBB-.8 Index	(1,331)	10,000	1,590	10/17/57	(300 bp) — Monthly	253
	CMBX NA BBB-.9 Index	(4,495)	19,000	3,583	9/17/58	(300 bp) — Monthly	(923)
	Credit Suisse International
	CMBX NA BB.10 Index	(12,542)	94,000	29,967	11/17/59	(500 bp) — Monthly	17,334
	CMBX NA BB.10 Index	(11,178)	94,000	29,967	11/17/59	(500 bp) — Monthly	18,698
	CMBX NA BB.10 Index	(6,091)	49,000	15,621	11/17/59	(500 bp) — Monthly	9,483
	CMBX NA BB.7 Index	(53,134)	323,000	107,753	1/17/47	(500 bp) — Monthly	59,941
	CMBX NA BB.7 Index	(31,728)	172,000	57,379	1/17/47	(500 bp) — Monthly	25,484
	CMBX NA BB.7 Index	(2,136)	82,728	31,652	5/11/63	(500 bp) — Monthly	29,436
	Goldman Sachs International
	CMBX NA BB.10 Index	(2,036)	9,000	2,869	11/17/59	(500 bp) — Monthly	824
	CMBX NA BB.6 Index	(18,117)	84,779	32,436	5/11/63	(500 bp) — Monthly	14,237
	CMBX NA BB.6 Index	(8,695)	58,115	22,235	5/11/63	(500 bp) — Monthly	13,483
	CMBX NA BB.7 Index	(32,123)	190,000	63,384	1/17/47	(500 bp) — Monthly	31,076
	CMBX NA BB.7 Index	(9,949)	49,000	16,346	1/17/47	(500 bp) — Monthly	6,349
	CMBX NA BB.7 Index	(2,949)	18,000	6,005	1/17/47	(500 bp) — Monthly	3,038
	CMBX NA BB.8 Index	(7,368)	19,326	6,977	10/17/57	(500 bp) — Monthly	(410)
	CMBX NA BB.8 Index	(5,399)	14,495	5,233	10/17/57	(500 bp) — Monthly	(181)
	CMBX NA BB.8 Index	(4,565)	12,562	4,535	10/17/57	(500 bp) — Monthly	(42)
	CMBX NA BB.8 Index	(453)	3,865	1,395	10/17/57	(500 bp) — Monthly	938
	CMBX NA BBB-.12 Index	(33,754)	189,000	34,171	8/17/61	(300 bp) — Monthly	307
	CMBX NA BBB-.12 Index	(31,187)	174,000	31,459	8/17/61	(300 bp) — Monthly	170
	CMBX NA BBB-.12 Index	(1,351)	4,000	723	8/17/61	(300 bp) — Monthly	(630)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(26,255)	34,869	13,341	5/11/63	(500 bp) — Monthly	(12,948)
	CMBX NA BBB-.10 Index	(24,084)	191,000	33,100	11/17/59	(300 bp) — Monthly	8,905
	CMBX NA BBB-.14 Index	(61)	1,000	186	12/16/72	(300 bp) — Monthly	124
	CMBX NA BBB-.7 Index	(98,131)	418,000	89,494	1/17/47	(300 bp) — Monthly	(8,881)
	Merrill Lynch International
	CMBX NA BB.10 Index	(5,121)	90,000	28,692	11/17/59	(500 bp) — Monthly	23,484
	CMBX NA BBB-.10 Index	(10,400)	48,000	8,318	11/17/59	(300 bp) — Monthly	(2,110)
	CMBX NA BBB-.7 Index	(2,376)	29,000	6,209	1/17/47	(300 bp) — Monthly	3,816
	CMBX NA BBB-.9 Index	(2,964)	16,000	3,018	9/17/58	(300 bp) — Monthly	44
	CMBX NA BBB-.9 Index	(185)	1,000	189	9/17/58	(300 bp) — Monthly	3
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(2,993)	14,219	1,914	5/11/63	(200 bp) — Monthly	(1,086)
	CMBX NA A.6 Index	(670)	3,670	494	5/11/63	(200 bp) — Monthly	(178)
	CMBX NA BB.10 Index	(4,719)	45,000	14,346	11/17/59	(500 bp) — Monthly	9,583
	CMBX NA BB.10 Index	(12,150)	40,000	12,752	11/17/59	(500 bp) — Monthly	563
	CMBX NA BB.10 Index	(8,924)	38,000	12,114	11/17/59	(500 bp) — Monthly	3,153
	CMBX NA BB.7 Index	(5,206)	27,000	9,007	1/17/47	(500 bp) — Monthly	3,775
	CMBX NA BB.8 Index	(3,261)	8,697	3,140	10/17/57	(500 bp) — Monthly	(130)
	CMBX NA BBB-.10 Index	(8,045)	33,000	5,719	11/17/59	(300 bp) — Monthly	(2,345)
	CMBX NA BBB-.10 Index	(2,727)	26,000	4,506	11/17/59	(300 bp) — Monthly	1,763
	CMBX NA BBB-.10 Index	(3,903)	18,000	3,119	11/17/59	(300 bp) — Monthly	(794)
	CMBX NA BBB-.10 Index	(3,460)	16,000	2,773	11/17/59	(300 bp) — Monthly	(696)
	CMBX NA BBB-.10 Index	(953)	11,000	1,906	11/17/59	(300 bp) — Monthly	947
	CMBX NA BBB-.10 Index	(2,296)	10,000	1,733	11/17/59	(300 bp) — Monthly	(569)
	CMBX NA BBB-.12 Index	(15,496)	119,000	21,515	8/17/61	(300 bp) — Monthly	5,950
	CMBX NA BBB-.12 Index	(1,994)	6,000	1,085	8/17/61	(300 bp) — Monthly	(913)
	CMBX NA BBB-.12 Index	(626)	3,000	542	8/17/61	(300 bp) — Monthly	(85)
	CMBX NA BBB-.7 Index	(7,030)	69,000	14,773	1/17/47	(300 bp) — Monthly	7,702
	CMBX NA BBB-.8 Index	(7,204)	51,000	8,109	10/17/57	(300 bp) — Monthly	876
	CMBX NA BBB-.8 Index	(4,324)	34,000	5,406	10/17/57	(300 bp) — Monthly	1,062
	CMBX NA BBB-.8 Index	(3,640)	26,000	4,134	10/17/57	(300 bp) — Monthly	479
	CMBX NA BBB-.8 Index	(1,549)	10,000	1,590	10/17/57	(300 bp) — Monthly	35
	CMBX NA BBB-.8 Index	(136)	1,000	159	10/17/57	(300 bp) — Monthly	23

Upfront premium received		—			Unrealized appreciation		375,459

Upfront premium (paid)		(816,820)			Unrealized (depreciation)		(89,129)

	Total	$(816,820)				Total	$286,330
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/22 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 39 Index	B+/P	$205,666	$6,097,000	$39,631	12/20/27	500 bp — Quarterly	$255,458
	CDX NA IG Series 39 Index	BBB+/P	(104,420)	41,400,000	341,964	12/20/27	100 bp — Quarterly	251,345

	Total		$101,246					$506,803
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2022 through December 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $804,765,365.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, Putnam Short Term Investment Fund and Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/22
Short-term investments
	Putnam Short Term Investment Fund*	$44,597,076	$55,790,732	$71,056,831	$309,109	$29,330,977

	Total Short-term investments	$44,597,076	$55,790,732	$71,056,831	$309,109	$29,330,977
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $17,825,730.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $110,801.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $608,282.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,384,893.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $164,942 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $110,801 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$17,234,565	$—	$—
Capital goods	22,488,759	—	—
Communication services	11,893,586	—	—
Conglomerates	3,728,751	—	—
Consumer cyclicals	53,533,272	—	—
Consumer staples	35,856,510	—	—
Energy	19,566,708	—	—
Financials	61,970,682	—	—
Health care	62,319,624	—	—
Technology	98,122,616	—	—
Transportation	6,844,730	—	—
Utilities and power	10,263,041	2,642	—

Total common stocks	403,822,844	2,642	—
Asset-backed securities	—	2,556,364	—
Collateralized loan obligations	—	17,152,581	—
Commodity linked notes	—	4,254,737	—
Convertible bonds and notes	—	201,159	—
Convertible preferred stocks	—	853,404	—
Corporate bonds and notes	—	184,920,518	—
Foreign government and agency bonds and notes	—	8,913,294	—
Investment companies	854,851	—	—
Mortgage-backed securities	—	49,046,090	—
Purchased options outstanding	—	76,684	—
Senior loans	—	3,551,275	—
U.S. government and agency mortgage obligations	—	251,481,472	—
U.S. treasury obligations	—	511,619	—
Short-term investments	450,000	57,194,722	—

Totals by level	$405,127,695	$580,716,561	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$422,886	$—
Futures contracts	5,542,726	—	—
Written options outstanding	—	(54,224)	—
TBA sale commitments	—	(23,168,891)	—
Interest rate swap contracts	—	(657,811)	—
Total return swap contracts	—	(12,863)	—
Credit default contracts	—	923,560	—

Totals by level	$5,542,726	$(22,547,343)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$7,000
Written equity option contracts (contract amount)	$7,000
Futures contracts (number of contracts)	3,000
Forward currency contracts (contract amount)	$19,100,000
Centrally cleared interest rate swap contracts (notional)	$247,500,000
OTC total return swap contracts (notional)	$63,500,000
OTC credit default contracts (notional)	$7,500,000
Centrally cleared credit default contracts (notional)	$46,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com